DOCUMENT AND ENTITY INFORMATION	6 Months Ended
Jun. 30, 2012
Document Type	S-1
Amendment Flag	false
Document Period End Date	Jun 30, 2012
Entity Registrant Name	WESTERN CAPITAL RESOURCES, INC.
Entity Central Index Key	0001363958
Entity Filer Category	Smaller Reporting Company

CONDENSED CONSOLIDATED BALANCE SHEETS (USD $)	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
ASSETS
Cash	$ 1,762,704	$ 1,909,442	$ 2,092,386
Loans receivable	4,562,096	4,887,813	4,743,906
Inventory	705,517	756,528	502,415
Prepaid expenses and other	435,704	451,751	152,736
Deferred income taxes	379,000	413,000	467,000
TOTAL CURRENT ASSETS	7,845,021	8,418,534	7,958,443
PROPERTY AND EQUIPMENT	798,919	757,747	824,102
GOODWILL	12,672,569	12,393,869	11,458,744
INTANGIBLE ASSETS	293,805	309,552	434,413
OTHER	162,782	142,074	95,180
TOTAL ASSETS	21,773,096	22,021,776	20,770,882
LIABILITIES AND SHAREHOLDERS' EQUITY
Accounts payable and accrued liabilities	2,301,110	2,323,730	1,477,607
Income tax payable		0	435,670
Note payable - short-term	0	1,000,000	2,000,000
Current portion long-term debt	558,412	695,123	769,330
Preferred dividend payable	4,600,000	3,550,000	1,450,000
Deferred revenue	287,718	314,561	320,021
TOTAL CURRENT LIABILITIES	7,747,240	7,883,414	6,452,628
LONG-TERM LIABILITIES
Note payable - long-term	1,200,000	1,210,065	905,188
Deferred income taxes	642,000	(530,000)	(350,000)
TOTAL LONG-TERM LIABILITIES	1,842,000	1,740,065	1,255,188
TOTAL LIABILITIES	9,589,240	9,623,479	7,707,816
SHAREHOLDERS' EQUITY
Common stock	0	0	0
Additional paid-in capital	17,914,543	18,221,777	18,221,777
Accumulated deficit	(5,830,687)	(5,923,480)	(5,258,711)
TOTAL SHAREHOLDERS' EQUITY	12,183,856	12,398,297	13,063,066
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	21,773,096	22,021,776	20,770,882
Series A Convertible Preferred Stock [Member]
SHAREHOLDERS' EQUITY
Series A convertible preferred stock	$ 100,000	$ 100,000	$ 100,000

CONDENSED CONSOLIDATED BALANCE SHEETS [Parenthetical] (USD $)	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Allowance for losses (in dollars)	$ 905,000	$ 1,001,000	$ 1,165,000
Common stock, shares authorized	240,000,000	240,000,000	240,000,000
Common stock, shares issued	5,397,780	7,446,007	7,446,007
Common stock, shares outstanding	5,397,780	7,446,007	7,446,007
Series A Convertible Preferred Stock [Member]
Series A convertible preferred stock, cumulative dividends	10.00%	10.00%	10.00%
Series A convertible preferred stock, par value (in dollars per share)	$ 0.01	$ 0.01	$ 0.01
Series A convertible preferred stock, stated value (in dollars per share)	$ 2.1	$ 2.1	$ 2.1
Series A convertible preferred stock, shares authorized	10,000,000	10,000,000	10,000,000
Series A convertible preferred stock, shares issued	10,000,000	10,000,000	10,000,000
Series A convertible preferred stock, shares outstanding	10,000,000	10,000,000	10,000,000

CONDENSED CONSOLIDATED STATEMENTS OF INCOME (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
REVENUES
Payday loan fees	$ 2,351,757	$ 2,169,854	$ 4,659,658	$ 4,495,601	$ 9,663,130	$ 10,607,136
Phones and accessories	1,628,329	808,948	4,370,025	2,395,863	4,585,584	4,094,049
Cricket service fees	1,483,342	440,224	3,478,367	994,920	3,741,495	1,419,446
Installment interest income	248,156	126,168	444,665	126,168	538,273	0
Check cashing fees	146,595	154,603	342,407	387,145	682,094	739,733
Other income and fees	69,790	340,285	149,617	679,016	277,344	1,118,083
Revenues, Total	5,927,969	4,040,082	13,444,739	9,078,713	19,487,920	17,978,447
STORE EXPENSES
Salaries and benefits	1,605,796	1,033,563	3,293,188	2,145,608	4,702,051	4,573,346
Phone and accessories cost of sales	1,095,938	433,344	2,931,013	1,391,241	2,857,294	1,706,160
Occupancy	559,443	395,934	1,111,751	813,997	1,686,373	1,852,279
Provisions for loan losses	356,118	275,216	632,508	454,089	1,396,724	1,279,547
Advertising	80,259	83,287	157,380	164,887	333,453	363,171
Depreciation	70,680	62,931	139,925	127,024	275,389	280,250
Amortization of intangible assets	56,846	113,043	116,247	228,648	435,861	517,656
Other	771,458	512,041	1,523,736	1,122,018	2,417,441	2,327,611
Store Expenses	4,596,538	2,909,359	9,905,748	6,447,512	14,104,586	12,900,020
INCOME FROM STORES	1,331,431	1,130,723	3,538,991	2,631,201	5,383,334	5,078,427
GENERAL & ADMINISTRATIVE EXPENSES
Salaries and benefits	429,354	405,888	957,086	851,815	1,735,686	1,527,797
Depreciation	5,614	5,688	11,106	9,708	23,741	17,677
Interest expense	51,267	63,573	129,388	156,765	290,913	405,249
Other	274,445	224,859	578,618	514,829	1,014,763	1,026,763
General and Administrative Expense, Total	760,680	700,008	1,676,198	1,533,117	3,065,103	2,977,486
INCOME BEFORE INCOME TAXES	570,751	430,715	1,862,793	1,098,084	2,318,231	2,100,941
INCOME TAX EXPENSE	217,000	161,000	720,000	416,000	883,000	752,000
NET INCOME	353,751	269,715	1,142,793	682,084	1,435,231	1,348,941
SERIES A CONVERTIBLE PREFERRED STOCK DIVIDENDS (assumes all paid)	(525,000)	(525,000)	(1,050,000)	(1,050,000)	(2,100,000)	(2,100,000)
NET INCOME (LOSS) AVAILABLE TO COMMON SHAREHOLDERS	$ (171,249)	$ (255,285)	$ 92,793	$ (367,916)	$ (664,769)	$ (751,059)
NET INCOME (LOSS) PER COMMON SHARE
Basic and diluted (in dollars per share)	$ (0.03)	$ (0.03)	$ 0.02	$ (0.05)	$ (0.09)	$ (0.1)
WEIGHTED AVERAGE COMMON SHARE OUTSTANDING -
Basic and diluted (in shares)	5,397,780	7,446,007	5,955,027	7,446,007	7,446,007	7,584,637

CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY (USD $)	Series Convertible Preferred Stock [Member]	Common Stock [Member]	Additional Paid-In Capital [Member]	Retained Earnings [Member]	Total
BALANCE at Dec. 31, 2009	$ 100,000	$ 0	$ 18,478,337	$ (4,676,212)	$ 13,902,125
BALANCE (in shares) at Dec. 31, 2009	10,000,000	7,996,007
Shares retired in 2010	0	0	(256,560)	168,560	(88,000)
Shares retired (in shares) in 2010		(550,000)
Dividends	0	0	0	(2,100,000)	(2,100,000)
Net income	0	0	0	1,348,941	1,348,941
BALANCE at Dec. 31, 2010	100,000	0	18,221,777	(5,258,711)	13,063,066
BALANCE (in shares) at Dec. 31, 2010	10,000,000	7,446,007
Dividends	0	0	0	(2,100,000)	(2,100,000)
Net income	0	0	0	1,435,231	1,435,231
BALANCE at Dec. 31, 2011	$ 100,000	$ 0	$ 18,221,777	$ (5,923,480)	$ 12,398,297
BALANCE (in shares) at Dec. 31, 2011	10,000,000	7,446,007

CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
OPERATING ACTIVITIES
Net Income	$ 1,142,793	$ 682,084	$ 1,435,231	$ 1,348,941
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation	151,031	136,732	299,130	297,927
Amortization	116,247	228,648	435,861	517,656
Shares received for reimbursement of expenses			0	(88,000)
Deferred income taxes	146,000	159,000	234,000	119,000
Loss on disposal of property and equipment	0	27,342	28,172	57,650
Changes in operating assets and liabilities:
Loans receivable	325,717	285,141	(100,876)	131,964
Inventory	51,011	33,026	(254,113)	(128,557)
Prepaid expenses and other assets	(261)	(150,151)	(334,283)	97,944
Accounts payable and accrued liabilities	(22,620)	(656,504)	411,453	414,515
Deferred revenue	(26,843)	(64,579)	(5,460)	(25,805)
Net cash provided by operating activities	1,883,075	680,739	2,149,115	2,743,235
INVESTING ACTIVITIES
Purchase of property and equipment	(122,203)	(84,123)	(145,947)	(103,964)
Acquisitions, net of cash acquired	(453,600)	0	(1,416,782)	0
Net cash used by investing activities	(575,803)	(84,123)	(1,562,729)	(103,964)
FINANCING ACTIVITIES
Payments on notes payable - short-term	(1,000,000)	(1,000,000)
Payments on notes payable - long-term	(346,776)	(363,759)	(769,330)	(629,075)
Advances from notes payable - long-term	200,000	0	0	205,628
Dividends			0	(1,650,000)
Common stock redemption	(307,234)	0
Net cash used by financing activities	(1,454,010)	(1,363,759)	(769,330)	(2,073,447)
NET INCREASE (DECREASE) IN CASH	(146,738)	(767,143)	(182,944)	565,824
CASH
Beginning of period	1,909,442	2,092,386	2,092,386	1,526,562
End of period	1,762,704	1,325,243	1,909,442	2,092,386
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION
Income taxes paid	368,969	732,984	1,094,468	343,103
Interest paid	140,404	163,652	290,954	401,594
Noncash investing and financing activities:
Refinancing of note payable - short-term			$ 0	$ 1,636,044

Basis of Presentation, Nature of Business and Summary of Significant Accounting Policies	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Organization, Consolidation and Presentation Of Financial Statements [Abstract]
Organization, Consolidation and Presentation of Financial Statements Disclosure and Significant Accounting Policies [Text Block]
1.	Basis of Presentation, Nature of Business and Summary of Significant Accounting Policies –

Basis of Presentation

The accompanying unaudited condensed consolidated financial statements have been prepared according to the instructions to Form 10-Q and Section 210.8-03(b) of Regulation S-X of the Securities and Exchange Commission (SEC) and, therefore, certain information and footnote disclosures normally included in financial statements prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) have been omitted.

In the opinion of management, all adjustments (consisting of normal recurring accruals) considered necessary for a fair presentation have been included. Operating results for the three and six month periods ended June 30, 2012 are not necessarily indicative of the results that may be expected for the year ending December 31, 2012. For further information, refer to the Consolidated Financial Statements and footnotes thereto included in our Form 10-K as of and for the year ended December 31, 2011. The condensed consolidated balance sheet at December 31, 2011, has been derived from the audited consolidated financial statements at that date, but does not include all of the information and footnotes required by GAAP.

Nature of Business

Western Capital Resources, Inc. (WCR), through its wholly owned operating subsidiaries, Wyoming Financial Lenders, Inc. (WFL) and PQH Wireless, Inc. (PQH), collectively referred to as the “Company,” provides retail financial services and retail cellular phone sales to individuals primarily in the Midwestern and Southwestern United States.  As of June 30, 2012, the Company operated 52 “payday” stores in nine states (Colorado, Iowa, Kansas, Nebraska, North Dakota, South Dakota, Utah, Wisconsin and Wyoming) and operated 50 Cricket wireless retail stores in 14 states (Arizona, Colorado, Idaho, Illinois, Indiana, Iowa, Kansas, Missouri, Nebraska, Ohio, Oklahoma, Oregon, Texas and Washington).  The condensed consolidated financial statements include the accounts of WCR, WFL, and PQH. All significant intercompany balances and transactions have been eliminated in consolidation.

The Company, through its “payday” division, provides non-recourse cash advance loans, small unsecured installment loans, check cashing and other money services.  The short-term consumer loans, known as cash advance loans or “payday” loans, are in amounts that typically range from $100 to $500. Cash advance loans provide customers with cash in exchange for a promissory note with a maturity of generally two to four weeks and the customer’s post-dated personal check for the aggregate amount of the cash advanced plus a fee. The fee varies from state to state, based on applicable regulations and generally ranges from $15 to $22 for each whole or partial increment of $100 borrowed. To repay the cash advance loan, a customer may pay with cash, in which case their personal check is returned to them, or allow the check to be presented to the bank for collection. Installment loans provide customers with cash in exchange for a promissory note with a maturity of generally three to six months. The fee and interest rate on installment loans vary based on applicable regulations. Like cash advance or “payday” loans, installment loans are unsecured.

The Company also provides title loans and other ancillary consumer financial products and services that are complementary to its cash advance-lending business, such as check-cashing services, money transfers and money orders.  In our check-cashing business, we primarily cash payroll checks, but we also cash government assistance, tax refund and insurance checks or drafts. Our fees for cashing payroll checks average approximately 2.5% of the face amount of the check, subject to local market conditions, and this fee is deducted from the cash given to the customer for the check. We display our check-cashing fees in full view of our customers on a menu board in each store and provide a detailed receipt for each transaction. Although we have established guidelines for approving check-cashing transactions, we have no preset limit on the size of the checks we will cash.

Our loans and other related services are subject to state regulations (which vary from state to state), federal regulations and local regulations, where applicable.

The Company also operates a Cricket Wireless Retail division that is a premier dealer for Cricket Communications, Inc., reselling cellular phones and accessories and accepting service payments from Cricket customers.

Use of Estimates

The preparation of condensed consolidated financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that may affect certain reported amounts and disclosures in the condensed consolidated financial statements and accompanying notes. Management bases its estimates on historical experience and on various other assumptions that are believed to be reasonable under the circumstances. Actual results could differ from those estimates. Significant management estimates relate to the loans receivable allowance, allocation of and carrying value of goodwill and intangible assets, inventory valuation and obsolescence, and deferred taxes and tax uncertainties.

Revenue Recognition

The Company recognizes fees on cash advance loans on a constant-yield basis ratably over the loans’ terms. Title and installment loan fees and interest are recognized using the interest method except that installment loan origination fees are recognized as they become non-refundable and installment loan maintenance fees are recognized when earned. The Company records revenue from check cashing fees, sales of phones, and accessories and fees from all other services in the period in which the sale or service is completed.

Loans Receivable Allowance

We maintain a loan loss allowance for anticipated losses for our payday, installment and title loans. To estimate the appropriate level of the loan loss allowance, we consider the amount of outstanding loans owed to us, historical loans charged off, current and expected collection patterns and current economic trends. Our current payday loan loss allowance is based on our net write offs, typically expressed as a percentage of loan amounts originated for the last 24 months applied against the principal balance of outstanding loans that we write off. Our current installment loan loss allowance also factors in the delinquency status of loans within the installment portfolio. The Company also periodically performs a look-back analysis on its loan loss allowance to verify that the historical allowance established tracks with the actual subsequent loan write-offs and recoveries. The Company is aware that, as conditions change, it may also need to make additional allowances in future periods.

Included in loans receivable are payday loans that are currently due or past due and payday loans that have not been repaid.  This generally is evidenced where a customer’s personal check has been deposited and the check has been returned due to non-sufficient funds in the customer’s account, a closed account, or other reasons.  Also included in loans receivable are current and delinquent installment and title loans. Loans are carried at cost less the loans receivable allowance.  The Company does not specifically reserve for any individual loan.  The Company aggregates loan types for purposes of estimating the loss allowance using a methodology that analyzes historical portfolio statistics and management’s judgment regarding recent trends noted in the portfolio.  This methodology takes into account several factors, including the maturity of the store location, charge-off and recovery rates and delinquency status of installment loans.  The Company utilizes a software program to assist with the tracking of its historical portfolio statistics All returned payday items are charged off after 180 days, as collections after that date have not been significant.  The loans receivable allowance is reviewed monthly and any adjustment to the loan loss allowance as a result of historical loan performance, current and expected collection patterns and current economic trends is recorded.

Net Income (Loss) Per Common Share

Basic net income (loss) per common share is computed by dividing the income (loss) available to common shareholders by the weighted average number of common shares outstanding for the year. Diluted net income (loss) per common share is computed by dividing the net income (loss) available to common shareholders by the sum of the weighted average number of common shares outstanding plus potentially dilutive common share equivalents (convertible preferred shares) when dilutive. All shares of potentially dilutive Series A Convertible Preferred Stock outstanding at June 30, 2012 and 2011 were anti-dilutive and therefore excluded from the dilutive net income (loss) per share computation.

Segment Reporting

The Company has grouped its operations into two segments – Payday Operations and Cricket Wireless Retail Operations. The Payday Operations segment provides financial and ancillary services. The Cricket Wireless Retail Operations segment is a dealer for Cricket Communications, Inc., reselling cellular phones and accessories and serving as a payment center for Cricket customers.

Recent Accounting Pronouncements

In September 2011, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2011-08 “Intangibles – Goodwill and Other (Topic 350) – Testing Goodwill for Impairment.” ASU 2011-08 allows an entity the option to make a qualitative evaluation about the likelihood of goodwill impairment to determine whether it should perform additional steps to determine if there is goodwill impairment. The amendments are effective for annual and interim goodwill tests performed for fiscal years beginning after December 15, 2011, early adoption being permitted. The Company adopted this standard with no material impact on its consolidated financial statements.

In May 2011, the FASB issued ASU No. 2011-04 “Fair Value Measurement (Topic820) – Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRS.” ASU 2011-04 results in common fair value measurement and disclosure requirements in U.S. GAAP and IFRSs. For public entities, ASU 2011-04 is effective for interim or annual reporting periods ending on or after December 15, 2011. The Company adopted this standard with no material impact on its consolidated financial statements.

No other new accounting pronouncement issued or effective during the fiscal quarter has had or is expected to have a material impact on the condensed consolidated financial statements.

1.	Basis of Presentation, Nature of Business and Summary of Significant Accounting Policies –

Nature of Business/ Basis of Presentation

Western Capital Resources, Inc. (WCR) through its wholly owned operating subsidiaries, Wyoming Financial Lenders, Inc. (WFL) and PQH, Inc. (PQH), collectively referred to as the Company, provides retail financial services and retail cellular phone sales to individuals primarily in the Midwestern United States.  The Company operated 52 “Payday” stores in nine states (Colorado, Iowa, Kansas, Nebraska, North Dakota, South Dakota, Utah, Wisconsin and Wyoming) as of December 31, 2011 and 51 “Payday” stores in 2010. The Company operated 45 Cricket wireless retail stores in 13 states (Arizona, Colorado, Idaho, Illinois, Indiana, Iowa, Kansas, Missouri, Nebraska, Ohio, Oklahoma, Oregon and Texas) as of December 31, 2011 and 31 Cricket wireless retail stores in eight states (Illinois, Indiana, Iowa, Kansas, Maryland, Missouri, Nebraska and Texas) as of December 31, 2010.  The consolidated financial statements include the accounts of WCR, WFL, and PQH. All significant intercompany balances and transactions have been eliminated in consolidation.

The Company, through its “payday” division, provides non-recourse cash advance and installment loans, check cashing and other money services.  The short-term consumer loans, known as cash advance loans or “payday” loans, are in amounts that typically range from $100 to $500. Cash advance loans provide customers with cash in exchange for a promissory note with a maturity of generally two to four weeks and the customer’s personal check for the aggregate amount of the cash advanced plus a fee. The fee varies from state to state, based on applicable regulations and generally ranges from $15 to $22 per each $100 borrowed. To repay a cash advance loan, a customer may pay with cash, in which case their personal check is returned to them, or allow the check to be presented to the bank for collection. Installment loans provide customers with cash in exchange for a promissory note with a maturity of generally three to six months and are unsecured. The fee and interest rate on installment loans vary based on applicable regulations.

The Company also provides title loans and other ancillary consumer financial products and services that are complementary to its cash advance-lending business, such as check-cashing services, money transfers and money orders.  In our check cashing business, we primarily cash payroll checks, but we also cash government assistance, tax refund and insurance checks or drafts. Our fees for cashing payroll checks average approximately 2.5% of the face amount of the check, subject to local market conditions, and this fee is deducted from the cash given to the customer for the check. We display our check cashing fees in full view of our customers on a menu board in each store and provide a detailed receipt for each transaction. Although we have established guidelines for approving check-cashing transactions, we have no preset limit on the size of the checks we will cash.

Our loans and other related services are subject to state regulations (which vary from state to state), federal regulations and local regulations, where applicable.

The Company also operates a Cricket Wireless Retail division that is a premier dealer for Cricket Wireless, Inc. reselling cellular phones and accessories and accepting service payments from Cricket customers.

Use of Estimates

The preparation of consolidated financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that may affect certain reported amounts and disclosures in the consolidated financial statements and accompanying notes. Management bases its estimates on historical experience and on various other assumptions that are believed to be reasonable under the circumstances. Actual results could differ from those estimates. Significant management estimates relate to the loans receivable allowance, allocation of and carrying value of goodwill and intangible assets, inventory valuation and obsolescence and deferred taxes and tax uncertainties.

Revenue Recognition

The Company recognizes fees on cash advance loans on a constant-yield basis ratably over the loans’ terms. Title and installment loan fees and interest are recognized using the interest method, except that installment loan origination fees are recognized as they become non-refundable and installment loan maintenance fees are recognized when earned. The Company records revenue from check cashing fees, sales of phones, and accessories and fees from all other services in the period in which the sale or service is completed.

Loans Receivable Allowance

We maintain a loan loss allowance for anticipated losses for our payday, installment and title loans. To estimate the appropriate level of the loan loss allowance, we consider the amount of outstanding loans owed to us, historical loans charged off, current and expected collection patterns and current economic trends. Our current loan loss allowance is based on our net write offs, typically expressed as a percentage of loan amounts originated for the last 24 months applied against the principal balance of outstanding loans that we write off. The Company also periodically performs a look-back analysis on its loan loss allowance to verify the historical allowance established tracks with the actual subsequent loan write-offs and recoveries. The Company is aware that as conditions change, it may also need to make additional allowances in future periods.

Included in loans receivable are payday loans that are currently due or past due and payday loans that have not been repaid.  This generally is evidenced where a customer’s personal check has been deposited and the check has been returned due to non-sufficient funds in the customer’s account, a closed account, or other reasons.  Also included in loans receivable are current and delinquent installment and title loans. Loans are carried at cost less the loans receivable allowance.  The Company does not specifically reserve for any individual loan.  The Company aggregates loan types for purposes of estimating the loss allowance using a methodology that analyzes historical portfolio statistics and management’s judgment regarding recent trends noted in the portfolio.  This methodology takes into account several factors, including the maturity of the store location and charge-off and recovery rates.  The Company utilizes a software program to assist with the tracking of its historical portfolio statistics.  As a result of the Company’s collection efforts, it historically writes off approximately 42% of the returned items.  Based on days past the check return date, write-offs of returned items historically have tracked at the following approximately percentages: 1 to 30 days – 42%; 31 to 60 days – 66%; 61 to 90 days – 82%; 91 to 120 days – 88%; and 121 to 180 days – 90%.  All returned items are charged-off after 180 days, as collections after that date have not been significant.  The loans receivable allowance is reviewed monthly and any adjustment to the loan loss allowance as a result of historical loan performance, current and expected collection patterns and current economic trends is recorded.

At December 31, 2011 and 2010 our outstanding loans receivable aging was as follows:

	Payday and Title Loans		Installment Loans		Total
	December 31		December 31		December 31
	2011	2010	2011	2010	2011	2010
current	$4,373,000	$4,398,000	$253,000	$144,000	$4,626,000	$4,542,000
1-30	213,000	276,000	84,000	-	297,000	276,000
31-60	189,000	234,000	31,000	-	220,000	234,000
61-90	186,000	209,000	37,000	-	223,000	209,000
91-120	171,000	220,000	-	-	171,000	220,000
121-150	189,000	227,000	-	-	189,000	227,000
151-180	163,000	201,000	-	-	163,000	201,000
	5,484,000	5,765,000	405,000	144,000	5,889,000	5,909,000
Allowance for losses	(942,000)	(1,161,000)	(59,000)	(4,000)	(1,001,000)	(1,165,000)
	$4,542,000	$4,604,000	$346,000	$140,000	$4,888,000	$4,744,000

A rollforward of the Company’s loans receivable allowance for the years ended December 31, 2011 and 2010 is as follows:

	Year Ended December 31,
	2011	2010
Loans receivable allowance, beginning of year	$1,165,000	$1,237,000
Provision for loan losses charged to expense	1,397,000	1,280,000
Charge-offs, net	(1,561,000)	(1,352,000)
Loans receivable allowance, end of year	$1,001,000	$1,165,000

Inventory

Inventory, consisting of phones and accessories, is stated at cost, determined on the specific identification and a first-in, first-out basis, respectively.

Property and Equipment

Property and equipment are recorded at cost less accumulated depreciation. Depreciation is provided on the straight-line method over the estimated useful lives of the related assets. Useful lives generally range from five to seven years for furniture, equipment, and vehicles. Leasehold improvements are amortized using the straight-line method over the lesser of the estimated useful lives of the related assets or the leases term, and this amortization is included with depreciation.

Goodwill

Goodwill represents the excess of cost over the fair value of net assets acquired using purchase accounting and is not amortized.

Intangible Assets

Customer relationships represent the fair values management assigned to relationships with customers acquired through business acquisitions and is amortized over three years on an accelerated basis based on management’s estimates of attrition of the acquired customers.

Long- Lived Assets

The Company assesses the possibility of impairment of long-lived and intangible assets whenever events or changes in circumstances indicate that the carrying value may not be recoverable. Factors that could trigger an impairment review include significant underperformance relative to expected historical or projected future cash flows, significant changes in the manner of use of acquired assets or the strategy for the overall business, and significant negative industry events or trends. In addition, we conduct an annual goodwill impairment test as of October 1 each year. We assess our goodwill for impairment at the reporting unit level by applying a fair value test. This fair value test involves a two-step process. The first step is to compare the carrying value of our net assets to our fair value. If the fair value is determined to be less than the carrying value, a second step is performed to measure the amount of the impairment, if any.

Due to the effect of our capital structure involving preferred stock and related cumulative preferred dividends, the market capitalization approach of valuing the reporting unit as a whole is not practical. The discounted future cash flows method is utilized in estimating value. When estimated future cash flows are less than the carrying value of the net assets and related goodwill, an impairment test is performed to measure and recognize the amount of the impairment loss, if any. There were no impairment charges recorded in 2011 or 2010.

Concentrations of Credit Risk

Financial instruments that potentially subject the Company to concentrations of credit risk consist of cash and loans receivable. The Company’s cash is placed with high quality financial institutions. From time to time, cash balances exceed federally insured limits. The Company has not experienced any significant losses with respect to its cash. Loans receivable, while concentrated in geographical areas, are dispersed among numerous customers.

Income Taxes

Deferred income taxes reflect the tax consequences in future years of differences between the tax basis of assets and liabilities and their financial reporting amounts, based on enacted tax laws and statutory tax rates applicable in the periods in which the differences are expected to affect taxable income. Valuation allowances are established when necessary to reduce deferred tax assets to the amounts expected to be realized. The provision for income taxes represents taxes paid or payable for the current year and changes during the year in deferred tax assets and liabilities.

Net Loss Per Common Share

Basic net loss per common share is computed by dividing the loss available to common shareholders by the weighted average number of common shares outstanding for the year. Diluted net loss per common share is computed by dividing the net loss available to common shareholders’ by the sum of the weighted average number of common shares outstanding plus potentially dilutive common share equivalents (convertible preferred shares) when dilutive. The 10 million shares of potentially dilutive Series A Convertible Preferred Stock outstanding at December 31, 2011 and 2010 were anti-dilutive and therefore excluded from the dilutive net loss per share computation:

	Year Ended December 31,
	2011	2010
Series A Convertible Preferred Stock	10,000,000	10,000,000

Fair Value of Financial Instruments

The amounts reported in the balance sheets for cash, loans receivable, inventory, and accounts payable are short-term in nature and their carrying values approximate fair values. The amounts reported in the balance sheets for notes payable are both long-term and short-term and their carrying value approximates fair value.

Recent Accounting Pronouncements

In July 2010, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2010-20 ” Receivables (Topic 310) – Disclosures about the Credit Quality of Financing Receivables and the Allowance for Credit Losses.”   ASU 2010-20 requires extensive new disclosures about financing receivables, including credit risk exposures and the allowance for credit losses.  For public entities, ASU 2010-20 disclosures of period-end balances are effective for interim or annual reporting periods ending on or after June 15, 2011, as updated by ASU 2011-01.  Disclosures related to activity that occurs during the reporting period are required for interim and annual reporting periods beginning on or after December 15, 2010. The Company adopted this standard with no material impact on its consolidated financial statements.

In May 2011, the FASB issued ASU No. 2011-04 “Fair Value Measurement (Topic820) – Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRS.” ASU 2011-04 results in common fair value measurement and disclosure requirements in U.S. GAAP and IFRSs. For public entities, ASU 2011-04 is effective for interim or annual reporting periods ending on or after December 15, 2011. We are assessing the impact of ASU 2011-04 on our consolidated financial statements.

In September 2011, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2011-08 “Intangibles – Goodwill and Other (Topic 350) – Testing Goodwill for Impairment.” ASU 2011-08 allows an entity the option to make a qualitative evaluation about the likelihood of goodwill impairment to determine whether it should perform additional steps to determine if there is goodwill impairment. The amendments are effective for annual and interim goodwill tests performed for fiscal years beginning after December 15, 2011, early adoption being permitted. The adoption of ASU 2011-08 is not expected to have an impact on our consolidated financial statements.

Risks Inherent in the Operating Environment	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Risks and Uncertainties [Abstract]
Risks Inherent in Operating Environment Disclosure [Text Block]
2.	Risks Inherent in the Operating Environment –

The Company’s payday or short-term consumer loan activities are highly regulated under numerous local, state, and federal laws and regulations, which are subject to change. New laws or regulations could be enacted that could have a negative impact on the Company’s lending activities. Over the past few years, consumer advocacy groups and certain media reports have advocated governmental and regulatory action to prohibit or severely restrict deferred presentment cash advances.

The Federal Trade Commission has issued an FTC Consumer Alert (Federal Trade Commission, March 2008, Consumer Alert entitled “Payday Loans Equal Very Costly Cash: Consumers Urged to Consider the Alternatives”) that discourages consumers from obtaining payday loans such as the loans we offer, primarily on the basis that the types of loans we offer are very costly and consumers should consider alternatives to accepting a payday loan. For further information, you may obtain a copy of the alert at www.ftc.gov/bcp/edu/pubs/consumer/alerts/alt060.shtm.  The federal government also passed legislation, the 2007 Military Authorization Act, prohibiting us from offering or making our loans to members of the military when the interest and fees calculated as an annual percentage rate exceeds 36%. This limitation effectively prohibits us from utilizing our present business model for cash advance or “payday” lending when dealing with members of the U.S. military, and as a result we do not and do not plan to conduct payday lending business with U.S. military personnel. These facts evidence the widespread belief that our charges relating to our loans are too expensive to be good for consumers. Some consumer advocates and others have characterized payday lending as “predatory.” As a result, there are frequently attempts in the various state legislatures, and occasionally in the U.S. Congress, to limit, restrict or prohibit payday lending.

In July 2010, the Dodd-Frank Wall Street Reform and Consumer Protection Act was passed by the U.S. Congress and signed into law. Under the Act, a new Consumer Financial Protection Bureau will consolidate most federal regulation of financial services offered to consumers, and replace the Office of Thrift Supervision’s seat on the FDIC Board. Almost all credit providers, including mortgage lenders, providers of payday loans, other nonbank financial companies, and banks and credit unions with assets over $10 billion, will be subject to new regulations to be passed by the Bureau. While the Bureau does not appear to have authority to make rules limiting interest rates or fees charged, the scope and extent of the Bureau’s authority will nonetheless be broad, and it is expected that the Bureau will address issues such as rollovers or extensions of payday loans and compliance with federal rules and regulations. Future restrictions on the payday lending industry could have serious consequences for the Company.

Any adverse change in present federal laws or regulations that govern or otherwise affect payday lending could result in our curtailment or cessation of operations in certain jurisdictions or locations. Furthermore, any failure to comply with any applicable federal laws or regulations could result in fines, litigation, the closure of one or more store locations or negative publicity. Any such change or failure would have a corresponding impact on our results of operations and financial condition, primarily through a decrease in revenues resulting from the cessation or curtailment of operations, decrease in our operating income through increased legal expenditures or fines, and could also negatively affect our general business prospects as well if we are unable to effectively replace such revenues in a timely and efficient manner or if negative publicity effects our ability to obtain additional financing a needed.

During the 2010 legislative session in Colorado, House Bill 10-1351 was passed into law. This bill amended the Colorado Deferred Deposit Loan Act, the existing payday lending law. The law became effective August 11, 2010 and modified traditional payday lending by changing the single payment advance (with no minimum term) into a single or multiple payment loan with a minimum six month term. It also limited the amount and type of fees that can be charged on these loans, effectively reducing by one-half the fees that can be charged and when the fees may be realized. At present, the Company continues to operate its sole store in Colorado while the impact to profitability of this new law is being assessed.

In May 2010, new laws were enacted in Wisconsin that restrict the number of times a consumer may renew (or rollover) a payday loan. Previously, there were no limits to the number of rollovers permitted. Effective January 1, 2011, consumers in Wisconsin are only allowed to renew a payday loan once, and then lenders are required to offer a 60-day, interest free, payment plan to consumers. As a result of these changes, we introduced an installment loan product in Wisconsin in 2011.

On November 2, 2010, voters in Montana passed Petition Initiative I-164. Effective January 1, 2011, Petition Initiative I-164 capped fees on payday loans at an imputed interest rate of 36%. The Company discontinued its operations in that state on December 31, 2010.

The passage of federal or state laws and regulations could, at any point, essentially prohibit the Company from conducting its payday lending business in its current form. Any such legal or regulatory change would certainly have a material and adverse effect on the Company, its operating results, financial condition and prospects, and perhaps even its viability.

For the six months ended June 30, 2012 and 2011, the Company had significant revenues by state (shown as a percentage of applicable division’s revenue) as follows:

Payday Division			Cricket Wireless Division
	2012 % of Revenues	2011 % of Revenues		2012 % of Revenues	2011 % of Revenues
Nebraska	26%	28%	Missouri	16%	28%
Wyoming	15%	15%	Nebraska	13%	20%
North Dakota	18%	18%	Texas	12%	14%
Iowa	12%	13%	Indiana	11%	26%
			Oklahoma	10%	0%

16.	Risks Inherent in the Operating Environment –

The Company’s payday or short-term consumer loan activities are highly regulated under numerous local, state, and federal laws and regulations, which are subject to change. New laws or regulations could be enacted that could have a negative impact on the Company’s lending activities. Over the past few years, consumer advocacy groups and certain media reports have advocated governmental and regulatory action to prohibit or severely restrict deferred presentment cash advances.

The Federal Trade Commission has issued an FTC Consumer Alert (Federal Trade Commission, March 2008, Consumer Alert entitled “Payday Loans Equal Very Costly Cash: Consumers Urged to Consider the Alternatives”) that discourages consumers from obtaining payday loans such as the loans we offer, primarily on the basis that the types of loans we offer are very costly and consumers should consider alternatives to accepting a payday loan. For further information, you may obtain a copy of the alert at www.ftc.gov/bcp/edu/pubs/consumer/alerts/alt060.shtm.  The federal government also passed legislation, the 2007 Military Authorization Act, prohibiting us from offering or making our loans to members of the military when the interest and fees calculated as an annual percentage rate exceeds 36%. This limitation effectively prohibits us from utilizing our present business model for cash advance or “payday” lending when dealing with members of the U.S. military, and as a result we do not and do not plan to conduct payday lending business with U.S. military personnel. These facts evidence the widespread belief that our charges relating to our loans are too expensive to be good for consumers. Some consumer advocates and others have characterized payday lending as “predatory.” As a result, there are frequently attempts in the various state legislatures, and occasionally in the U.S. Congress, to limit, restrict or prohibit payday lending.

In July 2010, the Dodd-Frank Wall Street Reform and Consumer Protection Act was passed by the U.S. Congress and signed into law. Under the Act, a new Consumer Financial Protection Bureau will consolidate most federal regulation of financial services offered to consumers, and replace the Office of Thrift Supervision’s seat on the FDIC Board. Almost all credit providers, including mortgage lenders, providers of payday loans, other nonbank financial companies, and banks and credit unions with assets over $10 billion, will be subject to new regulations to be passed by the Bureau. While the Bureau does not appear to have authority to make rules limiting interest rates or fees charged, the scope and extent of the Bureau’s authority will nonetheless be broad, and it is expected that the Bureau will address issues such as rollovers or extensions of payday loans and compliance with federal rules and regulations. Future restrictions on the payday lending industry could have serious consequences for the Company.

Any adverse change in present federal laws or regulations that govern or otherwise affect payday lending could result in our curtailment or cessation of operations in certain jurisdictions or locations. Furthermore, any failure to comply with any applicable federal laws or regulations could result in fines, litigation, the closure of one or more store locations or negative publicity. Any such change or failure would have a corresponding impact on our results of operations and financial condition, primarily through a decrease in revenues resulting from the cessation or curtailment of operations, decrease in our operating income through increased legal expenditures or fines, and could also negatively affect our general business prospects as well if we are unable to effectively replace such revenues in a timely and efficient manner or if negative publicity effects our ability to obtain additional financing a needed.

During the 2010 legislative session in Colorado, House Bill 10-1351 was passed into law. This bill amended the Colorado Deferred Deposit Loan Act, the existing payday lending law. The law became effective August 11, 2010 and modified traditional payday lending by changing the single payment advance (with no minimum term) into a single or multiple payment loan with a minimum six month term. It also limited the amount and type of fees that can be charged on these loans, effectively reducing by one-half the fees that can be charged and when the fees may be realized. The Company continues to operate its sole store in Colorado offering short-term installment loans.

In May 2010, new laws were enacted in Wisconsin that restrict the number of times a consumer may renew (or rollover) a payday loan. Previously, there were no limits to the number of rollovers permitted. Effective January 1, 2011, consumers in Wisconsin are only be allowed to renew a payday loan once, and then lenders will be required to offer a 60-day, interest free, payment plan to consumers. In 2011 we introduced an installment loan product in Wisconsin.

On November 2, 2010, voters in Montana passed Petition Initiative I-164. Effective January 1, 2011, Petition Initiative I-164 capped fees on payday loans at an imputed interest rate of 36%. The Company discontinued its payday loan operations in that state on December 31, 2010.

The passage of federal or state laws and regulations could, at any point, essentially prohibit the Company from conducting its payday lending business in its current form. Any such legal or regulatory change would certainly have a material and adverse effect on the Company, its operating results, financial condition and prospects, and perhaps even its viability.

For the years ended December 31, 2011 and 2010, the Company had significant revenues by state (shown as a percentage of applicable division’s revenue when 10% or more) as follows:

Payday Division			Cricket Wireless Division
	2011 % of Revenues	2010 % of Revenues		2011 % of Revenues	2010 % of Revenues
Nebraska	28%	28%	Missouri	25%	31%
Wyoming	15%	14%	Nebraska	18%	16%
North Dakota	18%	16%	Texas	11%	12%
Iowa	12%	12%	Indiana	22%	28%

Loans Receivable	6 Months Ended
Jun. 30, 2012
Receivables [Abstract]
Loans, Notes, Trade and Other Receivables Disclosure [Text Block]
3.	Loans Receivable –

At June 30, 2012 and December 31, 2011 our outstanding loans receivable aging was as follows:

	Payday and Title Loans		Installment Loans		Total
	June 30, 2012	December 31, 2011	June 30, 2012	December 31, 2011	June 30, 2012	December 31, 2011
	2012	2011	2012	2011	2012	2011
current	$3,975,024	$4,373,116	$269,896	$252,736	$4,244,920	$4,625,852
1-30	300,651	211,550	64,644	85,433	365,295	296,983
31-60	190,390	189,304	40,809	30,526	231,199	219,830
61-90	153,048	186,385	49,610	36,544	202,658	222,929
91-120	126,675	170,622	-	-	126,675	170,622
121-150	136,948	188,983	-	-	136,948	188,983
151-180	159,401	163,614	-	-	159,401	163,614
	5,042,137	5,483,574	424,959	405,239	5,467,096	5,888,813
Allowance for losses	(852,000)	(942,000)	(53,000)	(59,000)	(905,000)	(1,001,000)
	$4,190,137	$4,541,574	$371,959	$346,239	$4,562,096	$4,887,813

Loans Receivable Allowance	6 Months Ended
Jun. 30, 2012
Provision For Loan and Lease Losses [Abstract]
Allowance for Credit Losses [Text Block]
4.	Loans Receivable Allowance –

As a result of the Company’s collection efforts, it historically writes off approximately 42% of the returned payday items.  Based on days past the check return date, write-offs of payday returned items historically have tracked at the following approximate percentages: 1 to 30 days – 42%; 31 to 60 days – 66%; 61 to 90 days – 83%; 91 to 120 days – 87%; and 121 to 180 days – 90%.  A rollforward of the Company’s loans receivable allowance for the six months ended June 30, 2012 and 2011 is as follows:

	Six Months Ended June 30,
	2012	2011

Loans receivable allowance, beginning of period	$1,001,000	$1,165,000
Provision for loan losses charged to expense	632,508	454,089
Charge-offs, net	(728,508)	(778,089)
Loans receivable allowance, end of period	$905,000	$841,000

Segment Information	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Segment Reporting [Abstract]
Segment Reporting Disclosure [Text Block]
5.	Segment Information –

Segment information related to the three months ended June 30, 2012 and 2011 is set forth below:

	Three Months Ended June 30, 2012			Three Months Ended June 30, 2011
	Payday	Cricket Wireless	Total	Payday	Cricket Wireless	Total

Revenues from external customers	$2,839,713	$3,088,256	$5,927,969	$2,603,830	$1,436,252	$4,040,082
Net income	$372,601	$(18,850)	$353,751	$335,670	$(65,955)	$269,715

	Six Months Ended June 30, 2012			Six Months Ended June 30, 2011
	Payday	Cricket Wireless	Total	Payday	Cricket Wireless	Total

Revenues from external customers	$5,628,830	$7,815,909	$13,444,739	$5,244,827	$3,833,886	$9,078,713
Net income (loss)	$741,374	$401,419	$1,142,793	$715,238	$(33,154)	$682,084
Total segment assets	$14,728,243	$7,044,853	$21,773,096	$14,500,282	$4,911,842	$19,412,124

3.	Segment Information –

The Company has grouped its operations into two segments – Payday Operations and Cricket Wireless Retail Operations.  The Payday Operations segment provides financial and ancillary services.  The Cricket Wireless Retail Operations segment is a dealer for Cricket Wireless, Inc., reselling cellular phones and accessories and serving as a payment center for Cricket customers.

Segment information related to the years ended December 31, 2011 and 2010:

	For the Year Ended December 31, 2011			For the Year Ended December 31, 2010
	Payday	Cricket Wireless	Total	Payday	Cricket Wireless	Total

Revenues	$11,211,739	$8,276,181	$19,487,920	$11,753,254	$6,225,193	$17,978,447
Depreciation and amortization	$151,249	$583,742	$734,991	$183,186	$632,397	$815,583
Interest expense	$-	$290,913	$290,913	$144	$405,105	$405,249
Income tax expense (benefit)	$963,000	$(80,000)	$883,000	$1,009,000	$(257,000)	$752,000
Net income (loss)	$1,575,757	$(140,526)	$1,435,231	$1,745,791	$(396,850)	$1,348,941
Total segment assets	$15,037,112	$6,984,665	$22,021,776	$15,481,283	$5,289,599	$20,770,882
Expenditures for segmented assets	$55,216	$1,451,856	$1,507,072	$101,991	$51,973	$153,964

Notes Payable	6 Months Ended
Jun. 30, 2012
Debt Disclosure [Abstract]
Debt Disclosure [Text Block]
6.	Notes Payable –

On January 26, 2011, WERCS extended the maturity of the promissory note made by WERCS to WFL, pursuant to the Business Loan Agreement dated April 1, 2010 and an accompanying $2,000,000 promissory note to WFL, to April 1, 2012. In March 2011, as required by the terms of the note extension, the Company paid $1,000,000 toward the principal balance on the WERCS promissory note. On March 14, 2012, the Company repaid the remaining principal balance and all accrued and unpaid interest under the WERCS credit facility.

The Company drew an additional $200,000 on the existing note payable with River City Equity, Inc, a related party, during the first quarter 2012. Total advanced on the $2,000,000 credit facility as of June 30, 2012 was $1,200,000. The note is collateralized by substantially all assets of Western Capital Resources, Inc.

Property and Equipment	12 Months Ended
Dec. 31, 2011
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment Disclosure [Text Block]
4.	Property and Equipment –

Property and equipment consisted of the following:

	For the Year Ended December 31,
	2011	2010
Furniture and equipment	$1,076,225	$938,535
Leasehold improvements	727,570	705,909
Other	71,766	71,983
	1,875,561	1,716,427
Less accumulated depreciation	1,117,814	892,325

	$757,747	$824,102

Depreciation expense on all operations for the year ended December 31, 2011 and 2010 was $299,130 and $297,927, respectively.

Intangible Assets	12 Months Ended
Dec. 31, 2011
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets Disclosure [Text Block]
5.	Intangible Assets –

Intangible assets consisted of the follows:

	For the Year Ended December 31,
	2011	2010
Customer relationships	$4,453,912	$4,142,912
Less accumulated amortization	4,144,360	3,708,499

	$309,552	$434,413

As of December 31, 2011, estimated future amortization expense for the customer relationships is as follows:

2012	$175,000
2013	88,000
2014	47,000
$310,000

Note Payable - Short Term	12 Months Ended
Dec. 31, 2011
Debt Disclosure [Abstract]
Short-term Debt [Text Block]
6.	Note Payable – Short Term –

The Company’s short-term debt is as follows:

	December 31,
	2011	2010
Note payable to WERCS with interest payable monthly at the fixed rate of 12%. The note was extended to April 1, 2012, is collateralized by substantially all assets of WFL and shares of stock of WFL, and contains certain financial and compliance covenants, as defined.	$1,000,000	$2,000,000
	$1,000,000	$2,000,000

Notes Payable - Long Term	12 Months Ended
Dec. 31, 2011
Debt Disclosure [Abstract]
Long-term Debt [Text Block]
7.	Notes Payable – Long Term –

The Company’s long-term debt is as follows:

	December 31,
	2011	2010
Note payable (with a credit limit of $2,000,000) to River City Equity, Inc., a related party, with interest payable monthly at 12% due September 30, 2013 and upon certain events can be collateralized by substantially all assets of WCR.	$1,000,000	$-
Note payable to a related party with interest payable monthly at 10%, due March 1, 2013 and collateralized by substantially all assets of select locations of PQH.	449,340	770,638
Note payable to a related party with interest payable monthly at 10%, due April 1, 2013 and collateralized by substantially all assets of select locations of PQH.	440,499	711,140
Note payable with interest payable monthly at 7%, amortized through January 1, 2012 and collateralized by substantially all assets of select locations of PQH.	15,349	192,740
Total	1,905,188	1,674,518
Less current maturities	(695,123)	(769,330)
	$1,210,065	$905,188

Estimated repayments are as follows:

2012	$695,123
2013	1,210,065
$1,905,188

Income Taxes	12 Months Ended
Dec. 31, 2011
Income Tax Disclosure [Abstract]
Income Tax Disclosure [Text Block]
8.	Income Taxes –

The Company’s provision for income taxes is as follows:

	For the Year Ended December 31,
	2011	2010
Current:
Federal	$549,000	$525,000
State	100,000	108,000
	649,000	633,000

Deferred:
Federal	197,000	100,000
State	37,000	19,000
	234,000	119,000

	$883,000	$752,000

Deferred income tax assets (liabilities) are summarized as follows:

	As of December 31,
	2011		2010
	Current	Non-Current	Current	Non-Current
Deferred income tax assets:
Allowance for loan receivable	$380,000	$-	$442,000	$-
Other	33,000	-	25,000	-
	413,000	-	467,000	-
Deferred income tax liabilities:
Property and equipment	-	(163,000)	-	(194,000)
Goodwill and intangible assets	-	(367,000)	-	(156,000)
	-	(530,000)	-	(350,000)

Net	$413,000	$(530,000)	$467,000	$(350,000)

Reconciliations from the statutory federal income tax rate to the effective income tax rate are as follows:

	For the Year Ended December 31,
	2011	2010
Income tax expense using the statutory federal rate	$788,000	$714,000
State income taxes, net of federal benefit	92,000	83,000
Shares received for reimbursement of expenses	-	(33,000)
Other	3,000	(12,000)

Income tax expense	$883,000	$752,000

It is the Company’s practice to recognize penalties and/or interest related to income tax matters in interest and penalties expense. As of December 31, 2011 and 2010, the Company had an immaterial amount of accrued interest and penalties.

The Company is subject to income taxes in the U.S. federal jurisdiction and various states and local jurisdictions. Tax regulations within each jurisdiction are subject to the interpretation of the related tax laws and regulations and require significant judgment to apply. Accounting principles generally accepted in the United States of America require management to evaluate tax positions taken by the Company and recognize a tax liability (or asset) if the company has taken an uncertain position that more likely than not would not be sustained upon examination by the Internal Revenue Service. Management has analyzed the tax positions taken by the Company and has concluded that as of December 31, 2011, there are no uncertain positions taken or expected to be taken that would require recognition of a liability (or asset) or disclosure in the financial statements. The Company is subject to routine audits by taxing jurisdictions; however, there are currently no audits for any tax periods in progress. Management believes it is no longer subject to income tax examinations for years prior to 2008.

Shareholders' Equity	12 Months Ended
Dec. 31, 2011
Stockholders' Equity Note [Abstract]
Shareholders' Equity and Share-based Payments [Text Block]
9.	Shareholders’ Equity –

Capitalization

At December 31, 2011, the Company’s authorized capital stock consists of 250,000,000 shares of no par value capital stock. All shares have equal voting rights and are entitled to one vote per share.

Of the 250,000,000 shares of authorized capital, 240,000,000 have been designated as common stock and 10,000,000 as Series A Convertible Preferred Stock. The Series A Convertible Preferred Stock has a 10% cumulative dividend and can be converted on a share-for-share basis into common stock. The Company has the right to redeem some or all of the Series A Convertible Preferred Stock at any time, upon 60 days notice, at $3.50 per share, plus any cumulative unpaid dividends.

2008 Stock Incentive Plan

On February 2, 2008, the Board of Directors of the Company approved and adopted the Company’s 2008 Stock Incentive Plan, pursuant to which an aggregated of 2,000,000 shares of common stock have been reserved for issuance.  No options under this plan have been granted as of December 31, 2011.

The Company had no stock options or stock warrants outstanding at December 31, 2011.

Preferred Stock Dividend	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Stockholders' Equity Note [Abstract]
Preferred Stock [Text Block]
7.	Preferred StockDividend –

Reconciliations of the cumulative preferred stock dividend payable are as follows:

	Three Months Ended June 30,		Six Months Ended June 30,
	2012	2011	2012	2011

Balance due, beginning of the period	$4,075,000	$1,975,000	$3,550,000	$1,450,000
Current quarter preferred dividends payable	525,000	525,000	1,050,000	1,050,000
Preferred dividends paid	-	-	-	-
Balance due, end of the period	$4,600,000	$2,500,000	$4,600,000	$2,500,000

In addition, the Company has $525,000 of second quarter unaccrued cumulative preferred dividends from June 30, 2012 and 2011 that became due and payable July 15, 2012 and 2011, respectively.

10.	Preferred Stock Dividend –

Reconciliations of the cumulative preferred stock dividend payable are as follows:

	As of December 31,
	2011	2010
Balance due, beginning of year	$1,450,000	$1,000,000
Current year preferred dividends payable	2,100,000	2,100,000
Preferred dividends paid	-	(1,650,000)

Balance due, end of year	$3,550,000	$1,450,000

In addition, the Company has $525,000 of fourth quarter unaccrued cumulative preferred dividends at December 31, 2011 and 2010 that became due and payable January 15, 2012 and 2011, respectively.

Other Expense	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Other Cost and Expense Disclosure, Operating [Abstract]
Schedule Of Other Operating Cost and Expense, By Component [Table Text Block]
8.	Other Expense –

A breakout of other expense is as follows:

	Three Months Ended June 30,		Six Months Ended June 30,
	2012	2011	2012	2011

Store expenses
Bank fees	$75,617	$59,519	$157,237	$134,848
Collection costs	106,828	97,976	235,526	205,930
Repairs & maintenance	61,332	26,171	95,523	73,466
Supplies	98,596	42,938	186,521	77,342
Telephone	43,645	32,910	77,479	66,564
Utilities and network lines	159,487	108,017	335,659	235,441
Other	225,953	144,510	435,791	328,427
	$771,458	$512,041	$1,523,736	$1,122,018

General & administrative expenses
Professional fees	$61,291	$41,355	$147,214	$164,870
Management and consulting fees	137,692	117,117	271,442	217,117
Other	75,462	66,387	159,962	132,842
	$274,445	$224,859	$578,618	$514,829

17.	Other Expenses –

A breakout of other expense is as follows:

	For the Year Ended December 31,
	2011	2010
Store expenses
Bank fees	$273,868	$223,757
Collection costs	386,230	408,180
Repair and Maintenance	155,579	178,825
Supplies	248,011	167,624
Telephone	133,945	142,592
Utilities and network lines	486,355	503,703
Other	733,453	702,930
	$2,417,441	$2,327,611

General & administrative expenses
Professional fees	$235,380	$452,244
Management and consulting fees	411,250	300,000
Other	368,133	274,519
	$1,014,763	$1,026,763

Acquisitions	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Business Combinations [Abstract]
Business Combination Disclosure [Text Block]
9.	Acquisitions –

In February 2012, the Company acquired three Cricket corporate-owned stores. Two of the stores are located in McAllen, Texas and one in Laredo, Texas.

In May 2012, the Company acquired two Cricket dealer-owned stores in separate transactions. One was located in Omaha, Nebraska and the other in Spokane, Washington.

Fair Value

Other current assets	$1,600
Property and equipment	72,500
Intangible assets	98,000
Goodwill	278,700
Other non-current assets	4,400
$455,200

The results of the operations for the acquired locations have been included in the condensed consolidated financial statements since the date of the acquisitions. The following table presents the unaudited pro forma results of continuing operations for the three and six months ended June 30, 2012 and 2011, as if the acquisitions had been consummated at the beginning of each period presented. The pro forma results of continuing operations are prepared for comparative purposes only and do not necessarily reflect the results that would have occurred had the acquisitions occurred at the beginning of the year presented or the results which may occur in the future.

	Three Months Ended June 30,		Six Months Ended June 30,
	2012	2011	2012	2011

Pro forma revenue	$5,963,000	$4,370,000	$13,770,000	$9,989,000
Pro forma net income	$358,000	$306,000	$1,194,000	$815,000
Pro forma net income (loss) per common share – basic and diluted	$(0.03)	$(0.03)	$0.02	$(0.03)

In April 2012 the Company executed an Asset Purchase Agreement to acquire one Cricket retail storefront for a purchase price of $160,000. As a condition of the agreement, the Company will also open two and relocate one existing Cricket retail storefronts.

2.	Acquisitions/Dispositions –

In 2011 the Company purchased the assets of various stores in separate transactions. The aggregate purchase price totaled $1,421,000.

In September through December 2011, the Company acquired 17 retail storefronts (Arizona (2), Colorado (2), Idaho, (1), Illinois (4), Missouri (1), Nebraska (1), Ohio (1), Oklahoma (3) and Oregon (2)) for $1,373,000. Fourteen of the storefronts were previously Cricket corporate owned stores and 3 were acquired from another Cricket dealer.

In October 2011, the Company acquired one Payday store in Iowa for $48,000.

The Company made no material acquisitions in 2010.

Under the purchase method of accounting the assets and liabilities of the aforementioned acquisitions were recorded at their respective fair values as of the purchase date as follows:

Year Ended December 31, 2011
Cash	$4,000
Loans receivable	43,000
Property and equipment	115,000
Intangible assets	311,000
Goodwill	935,000
Other non-current assets	12,000
Other	1,000
$1,421,000

The results of the operations for the acquired locations have been included in the consolidated financial statements since the date of the acquisitions. The following table presents the unaudited pro forma results of operations for the year ended December 31, 2011 and 2010, as if the acquisitions had been consummated at the beginning of 2010. The pro forma results of operations are prepared for comparative purposes only and do not necessarily reflect the results that would have occurred had the acquisition occurred at the beginning of the 2010 or the results which may occur in the future.

	For the Year Ended December 31,
	2011	2010
Pro forma revenue	$25,996,000	$25,788,000
Pro forma net loss	$(148,100)	$(232,400)
Pro forma net loss per common share – basic and diluted	$(0.02)	$(0.03)

Material Definitive Agreement	6 Months Ended
Jun. 30, 2012
Material Definitive Agreement [Abstract]
Material Definitive Agreement [Text Block]
10.	Material Definitive Agreement –

On June 22, 2012, Western Capital Resources, Inc. (through its wholly owned subsidiary PC Doctors Acquisition, Inc., a Delaware corporation) entered into an Asset Purchase Agreement with PC Doctors, LLC, a Wisconsin limited liability company, Tecguard, LLC, a Wisconsin limited liability company, and Robert Posteluk. PC Doctors is engaged in the business of selling cellular phones, internet service, tablets, computers, accessories and computer services, and Tecguard is engaged in the business of selling protection plans for cellular phones and computers. The businesses are conducted primarily in the State of Wisconsin.

Under the Asset Purchase Agreement, Western Capital would acquire substantially all of the assets of PC Doctors and Tecguard for a purchase price of $3.20 million (subject to a working capital adjustment), plus potential additional payments aggregating $1.55 million contingent upon the earnings of the buyer subsidiary for the years ended December 31, 2012 and 2013. The Asset Purchase Agreement contains customary representations and warranties respecting the business and assets of PC Doctors and Tecguard, as well as customary indemnification covenants. The closing of the transactions contemplated by the Asset Purchase Agreement is subject to customary conditions, including the completion of a due diligence investigation by Western Capital to its reasonable satisfaction. The Asset Purchase Agreement may be terminated if, among other customary reasons, the closing has not occurred on or prior to July 22, 2013 (or such later date as the parties may agree upon).

Also on June 22, 2012, the Company entered into a non-binding term sheet with WCR, LLC, a Delaware limited liability company and the controlling shareholder of the company, for the provision of a short-term loan the proceeds of which would be used to satisfy the Company’s financial obligations at the closing of the transaction with PC Doctors, LLC, Tecguard, LLC and Robert Posteluk. The Company’s ability to fulfill its obligations at the closing of such transaction depends upon its ability to secure this or other available financing through the completion of definitive documentation. The non-binding term sheet outlines the material terms of the lending arrangement proposed by the parties, including a loan of up to $3.5 million in principal amount, accruing interest at the rate of 11% per annum, payable on the six-month anniversary of the loan, with a $25,000 commitment fee payable upon execution of definitive documentation. The loan would be secured by a security interest in all of the assets of the Company (subordinate to the rights of River City Equity, Inc.), and involve no financial covenants or prepayment penalties.

Consulting Agreement	6 Months Ended
Jun. 30, 2012
Consulting Agreement Disclosure [Abstract]
Consulting Agreement Disclosure [Text Block]
11.	Consulting Agreement –

On March 7, 2012, a consulting agreement with Mr. Richard Miller, the Chairman of the Board, was approved by the Company’s Board of Directors. The agreement provides for consulting fees in the amount of $100,000 and contains the same terms and conditions as the earlier agreement that expired March 31, 2012.

Operating Lease Commitments	12 Months Ended
Dec. 31, 2011
Leases [Abstract]
Leases of Lessee Disclosure [Text Block]
11.	Operating Lease Commitments –

The Company leases its facilities under operating leases with terms ranging from month to month to six years, with rights to extend for additional periods. Rent expense on all operations was approximately $1,704,000 and $1,863,000 in 2011 and 2010, respectively.  Future minimum lease payments are approximately as follows:

Year Ending December 31,	Amount
2012	$1,411,000
2013	899,000
2014	548,000
2015	234,000
2016 and thereafter	70,000
$3,162,000

Related Party Transactions	12 Months Ended
Dec. 31, 2011
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]
12.	Related Party Transactions –

The Company leases two properties from an officer of the Company and another related party under operating leases, one that extends through October, 2016 requiring monthly lease payments of $1,680 and one that extends through June, 2015 requiring monthly lease payments of $1,200.

On August 31, 2011, the Company entered into two operating leases for property owned by Ladary, Inc.  Ladary, which acquired the two properties in foreclosure sales, is a corporation partially owned by the Chief Executive Officer of the Company, two directors and two employees of the management company that manages the Company’s largest shareholder.  The new leases, one of which replaced an earlier lease that the Company had entered into with the prior landlord, have four-year terms, require aggregate monthly rental payments of $6,000, and are on terms and conditions substantially similar to those contained in the replaced leases.

On October 18, 2011 the Company entered into a long-term Promissory Note with River City Equity, Inc. River City Equity, Inc. is a related party due to the relationship of one of its minority shareholders to the Company’s CEO. Terms of the note are for up to $2,000,000 of principal to be loaned at a rate of 12% with interest payable on a monthly basis. The note matures and all accrued and unpaid interest and the unpaid principal is due and payable on September 30, 2013. The note includes a prepayment penalty and terms providing a security interest, under certain circumstances, in substantially all assets of the Company.

Mr. Richard Miller is the Company’s Board Chairman. Mr. Miller provides management consulting services to the Company in addition to his services as Chairman of the Board. In accordance with the consulting agreement, his compensation is $100,000 per year. He was paid $100,000 and $75,000 in 2011 and 2010, respectively, under this consulting agreement.

Rent expense to related parties for 2011 and 2010 was approximately $57,000 and $33,000, respectively.

Interest expense for 2011 and 2010 on the related party notes payable was approximately $139,000 and $176,000, respectively.

At the time of executing the credit facility with WERCS, the CEO was a non-controlling and non-affiliate (under 10%) shareholder of WERCS. As of December 31, 2010, the CEO was no longer a shareholder of WERCS.

Stock Purchase and Sale	12 Months Ended
Dec. 31, 2011
Stockholders' Equity Note [Abstract]
Stock Purchase and Sale [Text Block]
13.	Stock Purchase and Sale –

On February 23, 2010, WERCS, a Wyoming corporation (“WERCS”), entered into a definitive Stock Purchase and Sale Agreement by and between WERCS, and WCR Acquisition, Inc., a Delaware corporation, pursuant to which WERCS agreed to sell to WCR Acquisition, Inc. all shares of common stock and Series A Convertible Preferred Stock of the Company owned by WERCS. The parties later amended the Stock Purchase and Sale Agreement to substitute WCR, LLC, a Delaware limited liability company, as the buyer of Company stock from WERCS. The sale of the shares of common stock and Series A Convertible Preferred Stock was consummated on March 31, 2010. WCR, LLC purchased the common stock and the Series A Convertible Preferred Stock for aggregate consideration of approximately $4,770,000.

Since the 10,000,000 shares of Series A Convertible Preferred Stock vote on an as-converted basis (presently one-for-one) with shares of the Company’s common stock, the purchase and sale transaction effects a change in the voting control of the Company, with WCR, LLC possessing approximately 61.8% of the voting power of the Company’s shares.

Employment Agreement /Management Bonus Pool	12 Months Ended
Dec. 31, 2011
Compensation and Retirement Disclosure [Abstract]
Compensation and Employee Benefit Plans [Text Block]
14.	Employment Agreement /Management Bonus Pool –

On March 31, 2010, the Company entered into an Employment Agreement with John Quandahl, its Chief Executive Officer, Chief Operating Officer, and interim Chief Financial Officer. The Employment Agreement provides Mr. Quandahl with an annual base salary and eligibility for an annual performance-based cash bonus pool for management.

The performance-based bonus provisions permit management to receive annual bonus payments in cash based on adjusted EBITDA and other targets established by the Board of Directors annually. The Employment Agreement sets the 2011 and 2010 adjusted EBITDA target at $4 million. If the Company’s actual adjusted EBITDA performance for a particular annual period ranges from 85-100% of the established adjusted EBITDA target, the cash bonus pool will be 7.5% of adjusted EBITDA. If the Company’s actual EBITDA performance for a particular annual period exceeds 100% of the established adjusted EBITDA target, 15% of adjusted EBITDA over the established target will be added to the cash bonus pool. The cash bonus pool for 2010 is limited to 75% of the calculated annual amount due to the mid-year implementation of the agreement. The Board approved modifications to the threshold calculations for 2011 by modifying them to exclude from the capital expenditures and working capital requirement calculations the Cricket store acquisition transactions and related long-term debt. The bonus pool for 2011 is approximately $334,000. Certain targets were not achieved for 2010 due to transactions approved by the Board. The Board did, however, approve a bonus pool for management of approximately $215,000 for 2010, the amount that would have been earned under this plan had all the targets been achieved.

Management and Advisory Agreement	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Management and Advisory Agreement [Abstract]
Management and Advisory Agreement [Text Block]
12.	Management and Advisory Agreement –

Effective June 21, 2012, the Company entered into an Amended and Restated Management and Advisory Agreement with Blackstreet Capital Management, LLC, a Delaware limited liability company. The amended and restated agreement increases the management fee payable to Blackstreet to the greater of (i) $330,750 per year (subject to annual increases of five percent) or (ii) five percent of Western Capital’s EBITDA. The amended and restated agreement also requires the Company to pay Blackstreet a fee in an amount equal to two percent of the gross proceeds of any debt or equity financing, and a fee in an amount equal to $400,000 (plus a $60,000 increase in the management fee payable under the agreement) upon the closing of an acquisition in consideration for Blackstreet’s referral to the Company of such acquisition opportunity and assistance in the performance of due diligence services relating thereto. The Company will not, however, be obligated to accept and pursue any acquisition referrals made by Blackstreet. Finally, the amended and restated agreement provides that a termination fee will be paid to Blackstreet in the event that the Company terminates the agreement in connection with a sale of all or substantially all of the assets of the Company to, or any merger or other transaction with, an unaffiliated entity, which transaction results in the holders of a majority of the stock of the Company immediately prior to such transaction owning less than 50% of the stock of the Company (or any successor entity) after giving effect to the transaction.

15.	Management and Advisory Agreement –

Effective April 1, 2010, the Company entered into a Management and Advisory Agreement with Blackstreet Capital Management, LLC (“Blackstreet”), to provide certain financial, managerial, strategic and operating advice and assistance. Blackstreet employs two of the Company’s directors and is affiliated with another entity to which a third director provides consulting services. The annual fees for this contract will be the greater of 5% of EBITDA or $300,000 (increased by 5% annually effective April 1, 2011). Management and advisory fees for 2011 and 2010 were $311,250 and $225,000, respectively.

Rights Offering	6 Months Ended
Jun. 30, 2012
Stockholders' Equity Note [Abstract]
Stockholders' Equity Note Disclosure [Text Block]
13.	Rights Offering –

On June 18, 2012 the Company filed a registration statement with the SEC on Form S-1 relating to the proposed distribution of subscription rights (for no consideration) to the existing shareholders of the Company and the related public offer and sale of common stock to such shareholders .

Gross proceeds from the sale of shares of common stock, assuming the exercise of all subscription rights to be distributed up to the maximum amount contemplated in the registration statement, would be $4.5 million.

Common Stock Repurchases	6 Months Ended
Jun. 30, 2012
Stockholders' Equity Note [Abstract]
Treasury Stock [Text Block]
14.	Common Stock Repurchases –

In February and March 2012, the Company repurchased an aggregate of 2,048,227 shares of its common stock from four shareholders at $0.15 per share for a total repurchase cost of $307,234.

Litigation Matter	12 Months Ended
Dec. 31, 2011
Commitments and Contingencies Disclosure [Abstract]
Litigation Matter [Text Block]
18.	Litigation Matter –

On March 26, 2010, the Company and all of the then-current members of its Board of Directors, among others, were sued by our former Chief Financial Officer and another former member of management, Messrs. Steven Staehr and David Stueve, respectively. In that lawsuit, the plaintiffs have alleged, among other things, that our Board of Directors breached certain of their fiduciary duties primarily in connection with the sale by WERCS of its capital stock in the Company to WCR, LLC. The complaint seeks injunctive and declaratory relief and unspecified money damages. The Company believes the claims are without merit. After the filing of the lawsuit, the Company removed the lawsuit to federal court and the plaintiffs sought to remand the case back to state court. On October 26, 2010, the plaintiffs’ motion to remand the case to state court was denied by the federal court. On July 6, 2011, the U.S. District Court for the District of Minnesota granted the Company’s motion to dismiss the action brought by Messrs. Steven Staehr and David Stueve. The lawsuit was dismissed without prejudice. The Company obtained a full and complete release from Steven Staehr pursuant to a Stock Redemption Agreement entered into on March 1, 2012, effective as of February 28, 2012. The redemption transaction contemplated by the agreement was consummated on March 12, 2012.

Special Committee of the Board of Directors	12 Months Ended
Dec. 31, 2011
Special Committee Of Board Of Directors [Abstract]
Special Committee Of Board Of Directors [Text Block]
19.	Special Committee of the Board of Directors

In June 2011, the Board of Directors appointed Mr. Ellery Roberts to a special committee of the board.  The appointment was made for a period of six months.  In November 2011 this appointment was extended through August 2012. In consideration for his additional service on the committee, the Company will pay Mr. Roberts $13,000 per month from June 2011 through November 2011 and $10,000 per month from December 2011 through November 2012.

Subsequent Events	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Subsequent Events [Abstract]
Subsequent Events [Text Block]
15.	Subsequent Events –

Form S-1/A Registration Statement Under the Securities Act of 1933.

On July 26, 2012, the Company filed Form S-1/A, Registration Statement Under the Securities Act of 1933. This amended the filing made on June 18, 2012.

Material Definitive Agreement

On August 10, 2012, the Company terminated the Asset Purchase Agreement with PC Doctors, LLC, a Wisconsin limited liability company, Tecguard, LLC, a Wisconsin limited liability company, and Robert Posteluk, dated as of June 22, 2012, by exercising its termination rights under that agreement following the completion of the Company’s initial due-diligence investigation.

20.	Subsequent Events –

TX store acquisition

In February, 2012, the Company acquired three additional Cricket corporate owned stores for approximately $350,000. Two of the stores are located in McAllen, Texas and one in Laredo, Texas.

Common Stock Repurchase

Also in February-March, 2012, the Company repurchased an aggregate of 2,048,227 shares of its common stock from four shareholders at $0.15 per share for a total repurchase cost of $307,234.

Credit Facility

On March 14, 2012, the Company paid the remaining principal balance and all accrued and unpaid interest owing under the WERCS credit facility.

Related-Party Consulting Agreement

On March 7, 2012, a consulting agreement with Mr. Richard Miller was approved by the Company’s Board of Directors. The agreement provides for consulting fees in the amount of $100,000 and the same terms and conditions as the agreement that expires March 31, 2012.

Basis of Presentation, Nature of Business and Summary of Significant Accounting Policies (Policies)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Organization, Consolidation and Presentation Of Financial Statements [Abstract]
Use of Estimates, Policy [Policy Text Block]

Use of Estimates

The preparation of condensed consolidated financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that may affect certain reported amounts and disclosures in the condensed consolidated financial statements and accompanying notes. Management bases its estimates on historical experience and on various other assumptions that are believed to be reasonable under the circumstances. Actual results could differ from those estimates. Significant management estimates relate to the loans receivable allowance, allocation of and carrying value of goodwill and intangible assets, inventory valuation and obsolescence, and deferred taxes and tax uncertainties.

Use of Estimates

The preparation of consolidated financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that may affect certain reported amounts and disclosures in the consolidated financial statements and accompanying notes. Management bases its estimates on historical experience and on various other assumptions that are believed to be reasonable under the circumstances. Actual results could differ from those estimates. Significant management estimates relate to the loans receivable allowance, allocation of and carrying value of goodwill and intangible assets, inventory valuation and obsolescence and deferred taxes and tax uncertainties.

Revenue Recognition, Policy [Policy Text Block]

Revenue Recognition

The Company recognizes fees on cash advance loans on a constant-yield basis ratably over the loans’ terms. Title and installment loan fees and interest are recognized using the interest method except that installment loan origination fees are recognized as they become non-refundable and installment loan maintenance fees are recognized when earned. The Company records revenue from check cashing fees, sales of phones, and accessories and fees from all other services in the period in which the sale or service is completed.

Revenue Recognition

The Company recognizes fees on cash advance loans on a constant-yield basis ratably over the loans’ terms. Title and installment loan fees and interest are recognized using the interest method, except that installment loan origination fees are recognized as they become non-refundable and installment loan maintenance fees are recognized when earned. The Company records revenue from check cashing fees, sales of phones, and accessories and fees from all other services in the period in which the sale or service is completed.

Loans and Leases Receivable, Allowance for Loan Losses Policy [Policy Text Block]

Loans Receivable Allowance

We maintain a loan loss allowance for anticipated losses for our payday, installment and title loans. To estimate the appropriate level of the loan loss allowance, we consider the amount of outstanding loans owed to us, historical loans charged off, current and expected collection patterns and current economic trends. Our current payday loan loss allowance is based on our net write offs, typically expressed as a percentage of loan amounts originated for the last 24 months applied against the principal balance of outstanding loans that we write off. Our current installment loan loss allowance also factors in the delinquency status of loans within the installment portfolio. The Company also periodically performs a look-back analysis on its loan loss allowance to verify that the historical allowance established tracks with the actual subsequent loan write-offs and recoveries. The Company is aware that, as conditions change, it may also need to make additional allowances in future periods.

Included in loans receivable are payday loans that are currently due or past due and payday loans that have not been repaid.  This generally is evidenced where a customer’s personal check has been deposited and the check has been returned due to non-sufficient funds in the customer’s account, a closed account, or other reasons.  Also included in loans receivable are current and delinquent installment and title loans. Loans are carried at cost less the loans receivable allowance.  The Company does not specifically reserve for any individual loan.  The Company aggregates loan types for purposes of estimating the loss allowance using a methodology that analyzes historical portfolio statistics and management’s judgment regarding recent trends noted in the portfolio.  This methodology takes into account several factors, including the maturity of the store location, charge-off and recovery rates and delinquency status of installment loans.  The Company utilizes a software program to assist with the tracking of its historical portfolio statistics All returned payday items are charged off after 180 days, as collections after that date have not been significant.  The loans receivable allowance is reviewed monthly and any adjustment to the loan loss allowance as a result of historical loan performance, current and expected collection patterns and current economic trends is recorded.

Loans Receivable Allowance

We maintain a loan loss allowance for anticipated losses for our payday, installment and title loans. To estimate the appropriate level of the loan loss allowance, we consider the amount of outstanding loans owed to us, historical loans charged off, current and expected collection patterns and current economic trends. Our current loan loss allowance is based on our net write offs, typically expressed as a percentage of loan amounts originated for the last 24 months applied against the principal balance of outstanding loans that we write off. The Company also periodically performs a look-back analysis on its loan loss allowance to verify the historical allowance established tracks with the actual subsequent loan write-offs and recoveries. The Company is aware that as conditions change, it may also need to make additional allowances in future periods.

Included in loans receivable are payday loans that are currently due or past due and payday loans that have not been repaid.  This generally is evidenced where a customer’s personal check has been deposited and the check has been returned due to non-sufficient funds in the customer’s account, a closed account, or other reasons.  Also included in loans receivable are current and delinquent installment and title loans. Loans are carried at cost less the loans receivable allowance.  The Company does not specifically reserve for any individual loan.  The Company aggregates loan types for purposes of estimating the loss allowance using a methodology that analyzes historical portfolio statistics and management’s judgment regarding recent trends noted in the portfolio.  This methodology takes into account several factors, including the maturity of the store location and charge-off and recovery rates.  The Company utilizes a software program to assist with the tracking of its historical portfolio statistics.  As a result of the Company’s collection efforts, it historically writes off approximately 42% of the returned items.  Based on days past the check return date, write-offs of returned items historically have tracked at the following approximately percentages: 1 to 30 days – 42%; 31 to 60 days – 66%; 61 to 90 days – 82%; 91 to 120 days – 88%; and 121 to 180 days – 90%.  All returned items are charged-off after 180 days, as collections after that date have not been significant.  The loans receivable allowance is reviewed monthly and any adjustment to the loan loss allowance as a result of historical loan performance, current and expected collection patterns and current economic trends is recorded.

At December 31, 2011 and 2010 our outstanding loans receivable aging was as follows:

	Payday and Title Loans		Installment Loans		Total
	December 31		December 31		December 31
	2011	2010	2011	2010	2011	2010
current	$4,373,000	$4,398,000	$253,000	$144,000	$4,626,000	$4,542,000
1-30	213,000	276,000	84,000	-	297,000	276,000
31-60	189,000	234,000	31,000	-	220,000	234,000
61-90	186,000	209,000	37,000	-	223,000	209,000
91-120	171,000	220,000	-	-	171,000	220,000
121-150	189,000	227,000	-	-	189,000	227,000
151-180	163,000	201,000	-	-	163,000	201,000
	5,484,000	5,765,000	405,000	144,000	5,889,000	5,909,000
Allowance for losses	(942,000)	(1,161,000)	(59,000)	(4,000)	(1,001,000)	(1,165,000)
	$4,542,000	$4,604,000	$346,000	$140,000	$4,888,000	$4,744,000

A rollforward of the Company’s loans receivable allowance for the years ended December 31, 2011 and 2010 is as follows:

	Year Ended December 31,
	2011	2010
Loans receivable allowance, beginning of year	$1,165,000	$1,237,000
Provision for loan losses charged to expense	1,397,000	1,280,000
Charge-offs, net	(1,561,000)	(1,352,000)
Loans receivable allowance, end of year	$1,001,000	$1,165,000

Inventory, Policy [Policy Text Block]		Inventory Inventory, consisting of phones and accessories, is stated at cost, determined on the specific identification and a first-in, first-out basis, respectively.
Property, Plant and Equipment, Policy [Policy Text Block]

Property and Equipment

Property and equipment are recorded at cost less accumulated depreciation. Depreciation is provided on the straight-line method over the estimated useful lives of the related assets. Useful lives generally range from five to seven years for furniture, equipment, and vehicles. Leasehold improvements are amortized using the straight-line method over the lesser of the estimated useful lives of the related assets or the leases term, and this amortization is included with depreciation.

Goodwill and Intangible Assets, Goodwill, Policy [Policy Text Block]		Goodwill Goodwill represents the excess of cost over the fair value of net assets acquired using purchase accounting and is not amortized.
Goodwill and Intangible Assets, Intangible Assets, Policy [Policy Text Block]

Intangible Assets

Customer relationships represent the fair values management assigned to relationships with customers acquired through business acquisitions and is amortized over three years on an accelerated basis based on management’s estimates of attrition of the acquired customers.

Impairment or Disposal of Long-Lived Assets, Including Intangible Assets, Policy [Policy Text Block]

Long- Lived Assets

The Company assesses the possibility of impairment of long-lived and intangible assets whenever events or changes in circumstances indicate that the carrying value may not be recoverable. Factors that could trigger an impairment review include significant underperformance relative to expected historical or projected future cash flows, significant changes in the manner of use of acquired assets or the strategy for the overall business, and significant negative industry events or trends. In addition, we conduct an annual goodwill impairment test as of October 1 each year. We assess our goodwill for impairment at the reporting unit level by applying a fair value test. This fair value test involves a two-step process. The first step is to compare the carrying value of our net assets to our fair value. If the fair value is determined to be less than the carrying value, a second step is performed to measure the amount of the impairment, if any.

Due to the effect of our capital structure involving preferred stock and related cumulative preferred dividends, the market capitalization approach of valuing the reporting unit as a whole is not practical. The discounted future cash flows method is utilized in estimating value. When estimated future cash flows are less than the carrying value of the net assets and related goodwill, an impairment test is performed to measure and recognize the amount of the impairment loss, if any. There were no impairment charges recorded in 2011 or 2010.

Concentration Risk, Credit Risk, Policy [Policy Text Block]

Concentrations of Credit Risk

Financial instruments that potentially subject the Company to concentrations of credit risk consist of cash and loans receivable. The Company’s cash is placed with high quality financial institutions. From time to time, cash balances exceed federally insured limits. The Company has not experienced any significant losses with respect to its cash. Loans receivable, while concentrated in geographical areas, are dispersed among numerous customers.

Income Tax, Policy [Policy Text Block]

Income Taxes

Deferred income taxes reflect the tax consequences in future years of differences between the tax basis of assets and liabilities and their financial reporting amounts, based on enacted tax laws and statutory tax rates applicable in the periods in which the differences are expected to affect taxable income. Valuation allowances are established when necessary to reduce deferred tax assets to the amounts expected to be realized. The provision for income taxes represents taxes paid or payable for the current year and changes during the year in deferred tax assets and liabilities.

Earnings Per Share, Policy [Policy Text Block]

Net Income (Loss) Per Common Share

Basic net income (loss) per common share is computed by dividing the income (loss) available to common shareholders by the weighted average number of common shares outstanding for the year. Diluted net income (loss) per common share is computed by dividing the net income (loss) available to common shareholders by the sum of the weighted average number of common shares outstanding plus potentially dilutive common share equivalents (convertible preferred shares) when dilutive. All shares of potentially dilutive Series A Convertible Preferred Stock outstanding at June 30, 2012 and 2011 were anti-dilutive and therefore excluded from the dilutive net income (loss) per share computation.

Net Loss Per Common Share

Basic net loss per common share is computed by dividing the loss available to common shareholders by the weighted average number of common shares outstanding for the year. Diluted net loss per common share is computed by dividing the net loss available to common shareholders’ by the sum of the weighted average number of common shares outstanding plus potentially dilutive common share equivalents (convertible preferred shares) when dilutive. The 10 million shares of potentially dilutive Series A Convertible Preferred Stock outstanding at December 31, 2011 and 2010 were anti-dilutive and therefore excluded from the dilutive net loss per share computation:

	Year Ended December 31,
	2011	2010
Series A Convertible Preferred Stock	10,000,000	10,000,000

Fair Value of Financial Instruments, Policy [Policy Text Block]

Fair Value of Financial Instruments

The amounts reported in the balance sheets for cash, loans receivable, inventory, and accounts payable are short-term in nature and their carrying values approximate fair values. The amounts reported in the balance sheets for notes payable are both long-term and short-term and their carrying value approximates fair value.

Segment Reporting, Policy [Policy Text Block]

Segment Reporting

The Company has grouped its operations into two segments – Payday Operations and Cricket Wireless Retail Operations. The Payday Operations segment provides financial and ancillary services. The Cricket Wireless Retail Operations segment is a dealer for Cricket Communications, Inc., reselling cellular phones and accessories and serving as a payment center for Cricket customers.

New Accounting Pronouncements Policy [Policy Text Block]

Recent Accounting Pronouncements

In September 2011, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2011-08 “Intangibles – Goodwill and Other (Topic 350) – Testing Goodwill for Impairment.” ASU 2011-08 allows an entity the option to make a qualitative evaluation about the likelihood of goodwill impairment to determine whether it should perform additional steps to determine if there is goodwill impairment. The amendments are effective for annual and interim goodwill tests performed for fiscal years beginning after December 15, 2011, early adoption being permitted. The Company adopted this standard with no material impact on its consolidated financial statements.

In May 2011, the FASB issued ASU No. 2011-04 “Fair Value Measurement (Topic820) – Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRS.” ASU 2011-04 results in common fair value measurement and disclosure requirements in U.S. GAAP and IFRSs. For public entities, ASU 2011-04 is effective for interim or annual reporting periods ending on or after December 15, 2011. The Company adopted this standard with no material impact on its consolidated financial statements.

No other new accounting pronouncement issued or effective during the fiscal quarter has had or is expected to have a material impact on the condensed consolidated financial statements.

Recent Accounting Pronouncements

In July 2010, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2010-20 ” Receivables (Topic 310) – Disclosures about the Credit Quality of Financing Receivables and the Allowance for Credit Losses.”   ASU 2010-20 requires extensive new disclosures about financing receivables, including credit risk exposures and the allowance for credit losses.  For public entities, ASU 2010-20 disclosures of period-end balances are effective for interim or annual reporting periods ending on or after June 15, 2011, as updated by ASU 2011-01.  Disclosures related to activity that occurs during the reporting period are required for interim and annual reporting periods beginning on or after December 15, 2010. The Company adopted this standard with no material impact on its consolidated financial statements.

In May 2011, the FASB issued ASU No. 2011-04 “Fair Value Measurement (Topic820) – Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRS.” ASU 2011-04 results in common fair value measurement and disclosure requirements in U.S. GAAP and IFRSs. For public entities, ASU 2011-04 is effective for interim or annual reporting periods ending on or after December 15, 2011. We are assessing the impact of ASU 2011-04 on our consolidated financial statements.

In September 2011, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2011-08 “Intangibles – Goodwill and Other (Topic 350) – Testing Goodwill for Impairment.” ASU 2011-08 allows an entity the option to make a qualitative evaluation about the likelihood of goodwill impairment to determine whether it should perform additional steps to determine if there is goodwill impairment. The amendments are effective for annual and interim goodwill tests performed for fiscal years beginning after December 15, 2011, early adoption being permitted. The adoption of ASU 2011-08 is not expected to have an impact on our consolidated financial statements.

Basis of Presentation, Nature of Business and Summary of Significant Accounting Policies (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Organization, Consolidation and Presentation Of Financial Statements [Abstract]
Schedule of Accounts, Notes, Loans and Financing Receivable [Table Text Block]

At June 30, 2012 and December 31, 2011 our outstanding loans receivable aging was as follows:

	Payday and Title Loans		Installment Loans		Total
	June 30, 2012	December 31, 2011	June 30, 2012	December 31, 2011	June 30, 2012	December 31, 2011
	2012	2011	2012	2011	2012	2011
current	$3,975,024	$4,373,116	$269,896	$252,736	$4,244,920	$4,625,852
1-30	300,651	211,550	64,644	85,433	365,295	296,983
31-60	190,390	189,304	40,809	30,526	231,199	219,830
61-90	153,048	186,385	49,610	36,544	202,658	222,929
91-120	126,675	170,622	-	-	126,675	170,622
121-150	136,948	188,983	-	-	136,948	188,983
151-180	159,401	163,614	-	-	159,401	163,614
	5,042,137	5,483,574	424,959	405,239	5,467,096	5,888,813
Allowance for losses	(852,000)	(942,000)	(53,000)	(59,000)	(905,000)	(1,001,000)
	$4,190,137	$4,541,574	$371,959	$346,239	$4,562,096	$4,887,813

At December 31, 2011 and 2010 our outstanding loans receivable aging was as follows:

	Payday and Title Loans		Installment Loans		Total
	December 31		December 31		December 31
	2011	2010	2011	2010	2011	2010
current	$4,373,000	$4,398,000	$253,000	$144,000	$4,626,000	$4,542,000
1-30	213,000	276,000	84,000	-	297,000	276,000
31-60	189,000	234,000	31,000	-	220,000	234,000
61-90	186,000	209,000	37,000	-	223,000	209,000
91-120	171,000	220,000	-	-	171,000	220,000
121-150	189,000	227,000	-	-	189,000	227,000
151-180	163,000	201,000	-	-	163,000	201,000
	5,484,000	5,765,000	405,000	144,000	5,889,000	5,909,000
Allowance for losses	(942,000)	(1,161,000)	(59,000)	(4,000)	(1,001,000)	(1,165,000)
	$4,542,000	$4,604,000	$346,000	$140,000	$4,888,000	$4,744,000

Schedule of Credit Losses for Financing Receivables, Current [Table Text Block]

 A rollforward of the Company’s loans receivable allowance for the six months ended June 30, 2012 and 2011 is as follows:

	Six Months Ended June 30,
	2012	2011

Loans receivable allowance, beginning of period	$1,001,000	$1,165,000
Provision for loan losses charged to expense	632,508	454,089
Charge-offs, net	(728,508)	(778,089)
Loans receivable allowance, end of period	$905,000	$841,000

A rollforward of the Company’s loans receivable allowance for the years ended December 31, 2011 and 2010 is as follows:

	Year Ended December 31,
	2011	2010
Loans receivable allowance, beginning of year	$1,165,000	$1,237,000
Provision for loan losses charged to expense	1,397,000	1,280,000
Charge-offs, net	(1,561,000)	(1,352,000)
Loans receivable allowance, end of year	$1,001,000	$1,165,000

Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share [Table Text Block]
	Year Ended December 31,
	2011	2010
Series A Convertible Preferred Stock	10,000,000	10,000,000

Risks Inherent in the Operating Environment (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Risks and Uncertainties [Abstract]
Disclosure Of Significant Revenue Percentages By State By Division Table Text Block

For the six months ended June 30, 2012 and 2011, the Company had significant revenues by state (shown as a percentage of applicable division’s revenue) as follows:

Payday Division			Cricket Wireless Division
	2012 % of Revenues	2011 % of Revenues		2012 % of Revenues	2011 % of Revenues
Nebraska	26%	28%	Missouri	16%	28%
Wyoming	15%	15%	Nebraska	13%	20%
North Dakota	18%	18%	Texas	12%	14%
Iowa	12%	13%	Indiana	11%	26%
			Oklahoma	10%	0%

For the years ended December 31, 2011 and 2010, the Company had significant revenues by state (shown as a percentage of applicable division’s revenue when 10% or more) as follows:

Payday Division			Cricket Wireless Division
	2011 % of Revenues	2010 % of Revenues		2011 % of Revenues	2010 % of Revenues
Nebraska	28%	28%	Missouri	25%	31%
Wyoming	15%	14%	Nebraska	18%	16%
North Dakota	18%	16%	Texas	11%	12%
Iowa	12%	12%	Indiana	22%	28%

Loans Receivable (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Receivables [Abstract]
Schedule of Accounts, Notes, Loans and Financing Receivable [Table Text Block]

At June 30, 2012 and December 31, 2011 our outstanding loans receivable aging was as follows:

	Payday and Title Loans		Installment Loans		Total
	June 30, 2012	December 31, 2011	June 30, 2012	December 31, 2011	June 30, 2012	December 31, 2011
	2012	2011	2012	2011	2012	2011
current	$3,975,024	$4,373,116	$269,896	$252,736	$4,244,920	$4,625,852
1-30	300,651	211,550	64,644	85,433	365,295	296,983
31-60	190,390	189,304	40,809	30,526	231,199	219,830
61-90	153,048	186,385	49,610	36,544	202,658	222,929
91-120	126,675	170,622	-	-	126,675	170,622
121-150	136,948	188,983	-	-	136,948	188,983
151-180	159,401	163,614	-	-	159,401	163,614
	5,042,137	5,483,574	424,959	405,239	5,467,096	5,888,813
Allowance for losses	(852,000)	(942,000)	(53,000)	(59,000)	(905,000)	(1,001,000)
	$4,190,137	$4,541,574	$371,959	$346,239	$4,562,096	$4,887,813

At December 31, 2011 and 2010 our outstanding loans receivable aging was as follows:

	Payday and Title Loans		Installment Loans		Total
	December 31		December 31		December 31
	2011	2010	2011	2010	2011	2010
current	$4,373,000	$4,398,000	$253,000	$144,000	$4,626,000	$4,542,000
1-30	213,000	276,000	84,000	-	297,000	276,000
31-60	189,000	234,000	31,000	-	220,000	234,000
61-90	186,000	209,000	37,000	-	223,000	209,000
91-120	171,000	220,000	-	-	171,000	220,000
121-150	189,000	227,000	-	-	189,000	227,000
151-180	163,000	201,000	-	-	163,000	201,000
	5,484,000	5,765,000	405,000	144,000	5,889,000	5,909,000
Allowance for losses	(942,000)	(1,161,000)	(59,000)	(4,000)	(1,001,000)	(1,165,000)
	$4,542,000	$4,604,000	$346,000	$140,000	$4,888,000	$4,744,000

Loans Receivable Allowance (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Provision For Loan and Lease Losses [Abstract]
Schedule of Credit Losses for Financing Receivables, Current [Table Text Block]

 A rollforward of the Company’s loans receivable allowance for the six months ended June 30, 2012 and 2011 is as follows:

	Six Months Ended June 30,
	2012	2011

Loans receivable allowance, beginning of period	$1,001,000	$1,165,000
Provision for loan losses charged to expense	632,508	454,089
Charge-offs, net	(728,508)	(778,089)
Loans receivable allowance, end of period	$905,000	$841,000

A rollforward of the Company’s loans receivable allowance for the years ended December 31, 2011 and 2010 is as follows:

	Year Ended December 31,
	2011	2010
Loans receivable allowance, beginning of year	$1,165,000	$1,237,000
Provision for loan losses charged to expense	1,397,000	1,280,000
Charge-offs, net	(1,561,000)	(1,352,000)
Loans receivable allowance, end of year	$1,001,000	$1,165,000

Segment Information (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Segment Reporting [Abstract]
Schedule of Segment Reporting Information, by Segment [Table Text Block]

Segment information related to the three months ended June 30, 2012 and 2011 is set forth below:

	Three Months Ended June 30, 2012			Three Months Ended June 30, 2011
	Payday	Cricket Wireless	Total	Payday	Cricket Wireless	Total

Revenues from external customers	$2,839,713	$3,088,256	$5,927,969	$2,603,830	$1,436,252	$4,040,082
Net income	$372,601	$(18,850)	$353,751	$335,670	$(65,955)	$269,715

	Six Months Ended June 30, 2012			Six Months Ended June 30, 2011
	Payday	Cricket Wireless	Total	Payday	Cricket Wireless	Total

Revenues from external customers	$5,628,830	$7,815,909	$13,444,739	$5,244,827	$3,833,886	$9,078,713
Net income (loss)	$741,374	$401,419	$1,142,793	$715,238	$(33,154)	$682,084
Total segment assets	$14,728,243	$7,044,853	$21,773,096	$14,500,282	$4,911,842	$19,412,124

Segment information related to the years ended December 31, 2011 and 2010:

	For the Year Ended December 31, 2011			For the Year Ended December 31, 2010
	Payday	Cricket Wireless	Total	Payday	Cricket Wireless	Total

Revenues	$11,211,739	$8,276,181	$19,487,920	$11,753,254	$6,225,193	$17,978,447
Depreciation and amortization	$151,249	$583,742	$734,991	$183,186	$632,397	$815,583
Interest expense	$-	$290,913	$290,913	$144	$405,105	$405,249
Income tax expense (benefit)	$963,000	$(80,000)	$883,000	$1,009,000	$(257,000)	$752,000
Net income (loss)	$1,575,757	$(140,526)	$1,435,231	$1,745,791	$(396,850)	$1,348,941
Total segment assets	$15,037,112	$6,984,665	$22,021,776	$15,481,283	$5,289,599	$20,770,882
Expenditures for segmented assets	$55,216	$1,451,856	$1,507,072	$101,991	$51,973	$153,964

Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2011
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment [Table Text Block]

Property and equipment consisted of the following:

	For the Year Ended December 31,
	2011	2010
Furniture and equipment	$1,076,225	$938,535
Leasehold improvements	727,570	705,909
Other	71,766	71,983
	1,875,561	1,716,427
Less accumulated depreciation	1,117,814	892,325

	$757,747	$824,102

Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2011
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Intangible Assets and Goodwill [Table Text Block]

Intangible assets consisted of the follows:

	For the Year Ended December 31,
	2011	2010
Customer relationships	$4,453,912	$4,142,912
Less accumulated amortization	4,144,360	3,708,499

	$309,552	$434,413

Schedule of Finite-Lived Intangible Assets, Future Amortization Expense [Table Text Block]	As of December 31, 2011, estimated future amortization expense for the customer relationships is as follows:
2012	$175,000
2013	88,000
2014	47,000
$310,000

Note Payable - Short Term (Tables)	12 Months Ended
Dec. 31, 2011
Debt Disclosure [Abstract]
Schedule of Short-term Debt [Table Text Block]

The Company’s short-term debt is as follows:

	December 31,
	2011	2010
Note payable to WERCS with interest payable monthly at the fixed rate of 12%. The note was extended to April 1, 2012, is collateralized by substantially all assets of WFL and shares of stock of WFL, and contains certain financial and compliance covenants, as defined.	$1,000,000	$2,000,000
	$1,000,000	$2,000,000

Notes Payable - Long Term (Tables)	12 Months Ended
Dec. 31, 2011
Debt Disclosure [Abstract]
Schedule of Long-term Debt Instruments [Table Text Block]

The Company’s long-term debt is as follows:

	December 31,
	2011	2010
Note payable (with a credit limit of $2,000,000) to River City Equity, Inc., a related party, with interest payable monthly at 12% due September 30, 2013 and upon certain events can be collateralized by substantially all assets of WCR.	$1,000,000	$-
Note payable to a related party with interest payable monthly at 10%, due March 1, 2013 and collateralized by substantially all assets of select locations of PQH.	449,340	770,638
Note payable to a related party with interest payable monthly at 10%, due April 1, 2013 and collateralized by substantially all assets of select locations of PQH.	440,499	711,140
Note payable with interest payable monthly at 7%, amortized through January 1, 2012 and collateralized by substantially all assets of select locations of PQH.	15,349	192,740
Total	1,905,188	1,674,518
Less current maturities	(695,123)	(769,330)
	$1,210,065	$905,188

Schedule of Carrying Values and Estimated Fair Values of Debt Instruments [Table Text Block]	Estimated repayments are as follows:
2012	$695,123
2013	1,210,065
$1,905,188

Income Taxes (Tables)	12 Months Ended
Dec. 31, 2011
Income Tax Disclosure [Abstract]
Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]

The Company’s provision for income taxes is as follows:

	For the Year Ended December 31,
	2011	2010
Current:
Federal	$549,000	$525,000
State	100,000	108,000
	649,000	633,000

Deferred:
Federal	197,000	100,000
State	37,000	19,000
	234,000	119,000

	$883,000	$752,000

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]

Deferred income tax assets (liabilities) are summarized as follows:

	As of December 31,
	2011		2010
	Current	Non-Current	Current	Non-Current
Deferred income tax assets:
Allowance for loan receivable	$380,000	$-	$442,000	$-
Other	33,000	-	25,000	-
	413,000	-	467,000	-
Deferred income tax liabilities:
Property and equipment	-	(163,000)	-	(194,000)
Goodwill and intangible assets	-	(367,000)	-	(156,000)
	-	(530,000)	-	(350,000)

Net	$413,000	$(530,000)	$467,000	$(350,000)

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]

Reconciliations from the statutory federal income tax rate to the effective income tax rate are as follows:

	For the Year Ended December 31,
	2011	2010
Income tax expense using the statutory federal rate	$788,000	$714,000
State income taxes, net of federal benefit	92,000	83,000
Shares received for reimbursement of expenses	-	(33,000)
Other	3,000	(12,000)

Income tax expense	$883,000	$752,000

Preferred Stock Dividend (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Due to Related Parties [Abstract]
Schedule Of Related Party Transactions [Table Text Block]

Reconciliations of the cumulative preferred stock dividend payable are as follows:

	Three Months Ended June 30,		Six Months Ended June 30,
	2012	2011	2012	2011

Balance due, beginning of the period	$4,075,000	$1,975,000	$3,550,000	$1,450,000
Current quarter preferred dividends payable	525,000	525,000	1,050,000	1,050,000
Preferred dividends paid	-	-	-	-
Balance due, end of the period	$4,600,000	$2,500,000	$4,600,000	$2,500,000

Reconciliations of the cumulative preferred stock dividend payable are as follows:

	As of December 31,
	2011	2010
Balance due, beginning of year	$1,450,000	$1,000,000
Current year preferred dividends payable	2,100,000	2,100,000
Preferred dividends paid	-	(1,650,000)

Balance due, end of year	$3,550,000	$1,450,000

Other Expense (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Other Cost and Expense Disclosure, Operating [Abstract]
Schedule Of Other Operating Cost and Expense, By Component [Table Text Block]
8.	Other Expense –

A breakout of other expense is as follows:

	Three Months Ended June 30,		Six Months Ended June 30,
	2012	2011	2012	2011

Store expenses
Bank fees	$75,617	$59,519	$157,237	$134,848
Collection costs	106,828	97,976	235,526	205,930
Repairs & maintenance	61,332	26,171	95,523	73,466
Supplies	98,596	42,938	186,521	77,342
Telephone	43,645	32,910	77,479	66,564
Utilities and network lines	159,487	108,017	335,659	235,441
Other	225,953	144,510	435,791	328,427
	$771,458	$512,041	$1,523,736	$1,122,018

General & administrative expenses
Professional fees	$61,291	$41,355	$147,214	$164,870
Management and consulting fees	137,692	117,117	271,442	217,117
Other	75,462	66,387	159,962	132,842
	$274,445	$224,859	$578,618	$514,829

17.	Other Expenses –

A breakout of other expense is as follows:

	For the Year Ended December 31,
	2011	2010
Store expenses
Bank fees	$273,868	$223,757
Collection costs	386,230	408,180
Repair and Maintenance	155,579	178,825
Supplies	248,011	167,624
Telephone	133,945	142,592
Utilities and network lines	486,355	503,703
Other	733,453	702,930
	$2,417,441	$2,327,611

General & administrative expenses
Professional fees	$235,380	$452,244
Management and consulting fees	411,250	300,000
Other	368,133	274,519
	$1,014,763	$1,026,763

Acquisitions (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Business Combinations [Abstract]
Schedule of Purchase Price Allocation [Table Text Block]
Fair Value

Other current assets	$1,600
Property and equipment	72,500
Intangible assets	98,000
Goodwill	278,700
Other non-current assets	4,400
$455,200

Under the purchase method of accounting the assets and liabilities of the aforementioned acquisitions were recorded at their respective fair values as of the purchase date as follows:

Year Ended December 31, 2011
Cash	$4,000
Loans receivable	43,000
Property and equipment	115,000
Intangible assets	311,000
Goodwill	935,000
Other non-current assets	12,000
Other	1,000
$1,421,000

Business Acquisition, Pro Forma Information [Table Text Block]

	Three Months Ended June 30,		Six Months Ended June 30,
	2012	2011	2012	2011

Pro forma revenue	$5,963,000	$4,370,000	$13,770,000	$9,989,000
Pro forma net income	$358,000	$306,000	$1,194,000	$815,000
Pro forma net income (loss) per common share – basic and diluted	$(0.03)	$(0.03)	$0.02	$(0.03)

	For the Year Ended December 31,
	2011	2010
Pro forma revenue	$25,996,000	$25,788,000
Pro forma net loss	$(148,100)	$(232,400)
Pro forma net loss per common share – basic and diluted	$(0.02)	$(0.03)

Operating Lease Commitments (Tables)	12 Months Ended
Dec. 31, 2011
Leases [Abstract]
Operating Leases of Lessee Disclosure [Table Text Block]	Future minimum lease payments are approximately as follows:
Year Ending December 31,	Amount
2012	$1,411,000
2013	899,000
2014	548,000
2015	234,000
2016 and thereafter	70,000
$3,162,000

Basis of Presentation, Nature of Business and Summary of Significant Accounting Policies (Details) (USD $)	Jun. 30, 2012	Dec. 31, 2011	Jun. 30, 2011	Dec. 31, 2010	Dec. 31, 2009
Allowance for losses	$ (905,000)	$ (1,001,000)	$ (841,000)	$ (1,165,000)	$ (1,237,000)
Outstanding loans receivable, Net	4,562,096	4,887,813		4,743,906
Loans Receivable [Member]
Outstanding loans receivable, Gross	5,467,096	5,888,813		5,909,000
Allowance for losses	(905,000)	(1,001,000)		(1,165,000)
Outstanding loans receivable, Net	4,562,096	4,887,813		4,744,000
Loans Receivable [Member] | Current [Member]
Outstanding loans receivable, Gross	4,244,920	4,625,852		4,542,000
Loans Receivable [Member] | Delinquent 0 To 30 Days [Member]
Outstanding loans receivable, Gross	365,295	296,983		276,000
Loans Receivable [Member] | Delinquent 31 To 60 Days [Member]
Outstanding loans receivable, Gross	231,199	219,830		234,000
Loans Receivable [Member] | Delinquent 61 To 90 Days [Member]
Outstanding loans receivable, Gross	202,658	222,929		209,000
Loans Receivable [Member] | Delinquent 91 To 120 Days [Member]
Outstanding loans receivable, Gross	126,675	170,622		220,000
Loans Receivable [Member] | Delinquent 121 To 150 Days [Member]
Outstanding loans receivable, Gross	136,948	188,983		227,000
Loans Receivable [Member] | Delinquent 151 To 180 Days [Member]
Outstanding loans receivable, Gross	159,401	163,614		201,000
Payday and Title Loans [Member] | Current [Member]
Outstanding loans receivable, Gross	3,975,024	4,373,116		4,398,000
Payday and Title Loans [Member] | Delinquent 0 To 30 Days [Member]
Outstanding loans receivable, Gross	300,651	211,550		276,000
Payday and Title Loans [Member] | Delinquent 31 To 60 Days [Member]
Outstanding loans receivable, Gross	190,390	189,304		234,000
Payday and Title Loans [Member] | Delinquent 61 To 90 Days [Member]
Outstanding loans receivable, Gross	153,048	186,385		209,000
Payday and Title Loans [Member] | Delinquent 91 To 120 Days [Member]
Outstanding loans receivable, Gross	126,675	170,622		220,000
Payday and Title Loans [Member] | Delinquent 121 To 150 Days [Member]
Outstanding loans receivable, Gross	136,948	188,983		227,000
Payday and Title Loans [Member] | Delinquent 151 To 180 Days [Member]
Outstanding loans receivable, Gross	159,401	163,614		201,000
Payday and Title Loans [Member] | Loans Receivable [Member]
Outstanding loans receivable, Gross	5,042,137	5,483,574		5,765,000
Allowance for losses	(852,000)	(942,000)		(1,161,000)
Outstanding loans receivable, Net	4,190,137	4,541,574		4,604,000
Installment Loans [Member] | Current [Member]
Outstanding loans receivable, Gross	269,896	252,736		144,000
Installment Loans [Member] | Delinquent 0 To 30 Days [Member]
Outstanding loans receivable, Gross	64,644	85,433		0
Installment Loans [Member] | Delinquent 31 To 60 Days [Member]
Outstanding loans receivable, Gross	40,809	30,526		0
Installment Loans [Member] | Delinquent 61 To 90 Days [Member]
Outstanding loans receivable, Gross	49,610	36,544		0
Installment Loans [Member] | Delinquent 91 To 120 Days [Member]
Outstanding loans receivable, Gross	0	0		0
Installment Loans [Member] | Delinquent 121 To 150 Days [Member]
Outstanding loans receivable, Gross	0	0		0
Installment Loans [Member] | Delinquent 151 To 180 Days [Member]
Outstanding loans receivable, Gross	0	0		0
Installment Loans [Member] | Loans Receivable [Member]
Outstanding loans receivable, Gross	424,959	405,239		144,000
Allowance for losses	(53,000)	(59,000)		(4,000)
Outstanding loans receivable, Net	$ 371,959	$ 346,239		$ 140,000

Basis of Presentation, Nature of Business and Summary of Significant Accounting Policies (Details1) (USD $)	6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Loans receivable allowance, beginning of period	$ 1,001,000	$ 1,165,000	$ 1,165,000	$ 1,237,000
Provision for loan losses charged to expense	632,508	454,089	1,397,000	1,280,000
Charge-offs, net	(728,508)	(778,089)	(1,561,000)	(1,352,000)
Loans receivable allowance, end of period	$ 905,000	$ 841,000	$ 1,001,000	$ 1,165,000

Basis of Presentation, Nature of Business and Summary of Significant Accounting Policies (Details2) (Series A Convertible Preferred Stock [Member])	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Series A Convertible Preferred Stock [Member]
Series A Convertible Preferred Stock	10,000,000	10,000,000

Basis of Presentation, Nature of Business and Summary of Significant Accounting Policies (Details Textual)	Jun. 30, 2012 Delinquent 0 To 30 Days [Member]	Dec. 31, 2011 Delinquent 0 To 30 Days [Member]	Jun. 30, 2012 Delinquent 31 To 60 Days [Member]	Dec. 31, 2011 Delinquent 31 To 60 Days [Member]	Jun. 30, 2012 Delinquent 61 To 90 Days [Member]	Dec. 31, 2011 Delinquent 61 To 90 Days [Member]	Jun. 30, 2012 Delinquent 91 To 120 Days [Member]	Dec. 31, 2011 Delinquent 91 To 120 Days [Member]	Jun. 30, 2012 Delinquent121 To180 Days [Member]	Dec. 30, 2011 Delinquent121 To180 Days [Member]
Percentage Of Historical Written Off	42.00%	42.00%	66.00%	66.00%	83.00%	82.00%	87.00%	88.00%	90.00%	90.00%

Risks Inherent in the Operating Environment (Details) (Geographic Concentration Risk [Member])	6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Payday Division [Member] | Nebraska [Member]
Revenues percentage by state	26.00%	28.00%	28.00%	28.00%
Payday Division [Member] | Wyoming [Member]
Revenues percentage by state	15.00%	15.00%	15.00%	14.00%
Payday Division [Member] | North Dakota [Member]
Revenues percentage by state	18.00%	18.00%	18.00%	16.00%
Payday Division [Member] | Iowa [Member]
Revenues percentage by state	12.00%	13.00%	12.00%	12.00%
Cricket Wireless Division [Member] | Nebraska [Member]
Revenues percentage by state	13.00%	20.00%	18.00%	16.00%
Cricket Wireless Division [Member] | Missouri [Member]
Revenues percentage by state	16.00%	28.00%	25.00%	31.00%
Cricket Wireless Division [Member] | Texas [Member]
Revenues percentage by state	12.00%	14.00%	11.00%	12.00%
Cricket Wireless Division [Member] | Indiana [Member]
Revenues percentage by state	11.00%	26.00%	22.00%	28.00%
Cricket Wireless Division [Member] | Oklahoma [Member]
Revenues percentage by state	10.00%	0.00%

Loans Receivable (Details) (USD $)	Jun. 30, 2012	Dec. 31, 2011	Jun. 30, 2011	Dec. 31, 2010	Dec. 31, 2009
Allowance for losses	$ (905,000)	$ (1,001,000)	$ (841,000)	$ (1,165,000)	$ (1,237,000)
Outstanding loans receivable, Net	4,562,096	4,887,813		4,743,906
Loans Receivable [Member]
Outstanding loans receivable, Gross	5,467,096	5,888,813		5,909,000
Allowance for losses	(905,000)	(1,001,000)		(1,165,000)
Outstanding loans receivable, Net	4,562,096	4,887,813		4,744,000
Loans Receivable [Member] | Current [Member]
Outstanding loans receivable, Gross	4,244,920	4,625,852		4,542,000
Loans Receivable [Member] | Delinquent 0 To 30 Days [Member]
Outstanding loans receivable, Gross	365,295	296,983		276,000
Loans Receivable [Member] | Delinquent 31 To 60 Days [Member]
Outstanding loans receivable, Gross	231,199	219,830		234,000
Loans Receivable [Member] | Delinquent 61 To 90 Days [Member]
Outstanding loans receivable, Gross	202,658	222,929		209,000
Loans Receivable [Member] | Delinquent 91 To 120 Days [Member]
Outstanding loans receivable, Gross	126,675	170,622		220,000
Loans Receivable [Member] | Delinquent 121 To 150 Days [Member]
Outstanding loans receivable, Gross	136,948	188,983		227,000
Loans Receivable [Member] | Delinquent 151 To 180 Days [Member]
Outstanding loans receivable, Gross	159,401	163,614		201,000
Payday and Title Loans [Member] | Current [Member]
Outstanding loans receivable, Gross	3,975,024	4,373,116		4,398,000
Payday and Title Loans [Member] | Delinquent 0 To 30 Days [Member]
Outstanding loans receivable, Gross	300,651	211,550		276,000
Payday and Title Loans [Member] | Delinquent 31 To 60 Days [Member]
Outstanding loans receivable, Gross	190,390	189,304		234,000
Payday and Title Loans [Member] | Delinquent 61 To 90 Days [Member]
Outstanding loans receivable, Gross	153,048	186,385		209,000
Payday and Title Loans [Member] | Delinquent 91 To 120 Days [Member]
Outstanding loans receivable, Gross	126,675	170,622		220,000
Payday and Title Loans [Member] | Delinquent 121 To 150 Days [Member]
Outstanding loans receivable, Gross	136,948	188,983		227,000
Payday and Title Loans [Member] | Delinquent 151 To 180 Days [Member]
Outstanding loans receivable, Gross	159,401	163,614		201,000
Payday and Title Loans [Member] | Loans Receivable [Member]
Outstanding loans receivable, Gross	5,042,137	5,483,574		5,765,000
Allowance for losses	(852,000)	(942,000)		(1,161,000)
Outstanding loans receivable, Net	4,190,137	4,541,574		4,604,000
Installment Loans [Member] | Current [Member]
Outstanding loans receivable, Gross	269,896	252,736		144,000
Installment Loans [Member] | Delinquent 0 To 30 Days [Member]
Outstanding loans receivable, Gross	64,644	85,433		0
Installment Loans [Member] | Delinquent 31 To 60 Days [Member]
Outstanding loans receivable, Gross	40,809	30,526		0
Installment Loans [Member] | Delinquent 61 To 90 Days [Member]
Outstanding loans receivable, Gross	49,610	36,544		0
Installment Loans [Member] | Delinquent 91 To 120 Days [Member]
Outstanding loans receivable, Gross	0	0		0
Installment Loans [Member] | Delinquent 121 To 150 Days [Member]
Outstanding loans receivable, Gross	0	0		0
Installment Loans [Member] | Delinquent 151 To 180 Days [Member]
Outstanding loans receivable, Gross	0	0		0
Installment Loans [Member] | Loans Receivable [Member]
Outstanding loans receivable, Gross	424,959	405,239		144,000
Allowance for losses	(53,000)	(59,000)		(4,000)
Outstanding loans receivable, Net	$ 371,959	$ 346,239		$ 140,000

Loans Receivable Allowance (Details) (USD $)	6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Loans receivable allowance, beginning of period	$ 1,001,000	$ 1,165,000	$ 1,165,000	$ 1,237,000
Provision for loan losses charged to expense	632,508	454,089	1,397,000	1,280,000
Charge-offs, net	(728,508)	(778,089)	(1,561,000)	(1,352,000)
Loans receivable allowance, end of period	$ 905,000	$ 841,000	$ 1,001,000	$ 1,165,000

Aged Loans Receivable historical write-offs (Details Textual)	Jun. 30, 2012 Delinquent 0 To 30 Days [Member]	Dec. 31, 2011 Delinquent 0 To 30 Days [Member]	Jun. 30, 2012 Delinquent 31 To 60 Days [Member]	Dec. 31, 2011 Delinquent 31 To 60 Days [Member]	Jun. 30, 2012 Delinquent 61 To 90 Days [Member]	Dec. 31, 2011 Delinquent 61 To 90 Days [Member]	Jun. 30, 2012 Delinquent 91 To 120 Days [Member]	Dec. 31, 2011 Delinquent 91 To 120 Days [Member]	Jun. 30, 2012 Delinquent121 To180 Days [Member]	Dec. 30, 2011 Delinquent121 To180 Days [Member]
Percentage Of Historical Written Off	42.00%	42.00%	66.00%	66.00%	83.00%	82.00%	87.00%	88.00%	90.00%	90.00%

Segment Information (Details) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Revenues from external customers	$ 5,927,969	$ 4,040,082	$ 13,444,739	$ 9,078,713	$ 19,487,920	$ 17,978,447
Depreciation and amortization					734,991	815,583
Interest expense	51,267	63,573	129,388	156,765	290,913	405,249
Income tax expense (benefit)	217,000	161,000	720,000	416,000	883,000	752,000
Net income (loss)	353,751	269,715	1,142,793	682,084	1,435,231	1,348,941
Total segment assets	21,773,096	19,412,124	21,773,096	19,412,124	22,021,776	20,770,882
Expenditures for segmented assets					1,507,072	153,964
Payday Division [Member]
Revenues from external customers	2,839,713	2,603,830	5,628,830	5,244,827	11,211,739	11,753,254
Depreciation and amortization					151,249	183,186
Interest expense					0	144
Income tax expense (benefit)					963,000	1,009,000
Net income (loss)	372,601	335,670	741,374	715,238	1,575,757	1,745,791
Total segment assets	14,728,243	14,500,282	14,728,243	14,500,282	15,037,112	15,481,283
Expenditures for segmented assets					55,216	101,991
Cricket Wireless Division [Member]
Revenues from external customers	3,088,256	1,436,252	7,815,909	3,833,886	8,276,181	6,225,193
Depreciation and amortization					583,742	632,397
Interest expense					290,913	405,105
Income tax expense (benefit)					(80,000)	(257,000)
Net income (loss)	(18,850)	(65,955)	401,419	(33,154)	(140,526)	(396,850)
Total segment assets	7,044,853	4,911,842	7,044,853	4,911,842	6,984,665	5,289,599
Expenditures for segmented assets					$ 1,451,856	$ 51,973

Notes Payable (Details Textual) (USD $)	6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Line Of Credit Facility, Maximum Borrowing Capacity	$ 2,000,000
Debt Instrument, Maturity Date	Apr 1, 2012
Repayments of Notes Payable	1,000,000	1,000,000
Advances from notes payable - long-term	200,000	0	0	205,628
River City Equity Inc [Member]
Line Of Credit Facility, Maximum Borrowing Capacity	2,000,000
Debt Instrument, Maturity Date			Sep 30, 2013
Advances from notes payable - long-term	200,000
Line of Credit Facility, Amount Outstanding	$ 1,200,000

Property and Equipment (Details) (USD $)	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Furniture and equipment		$ 1,076,225	$ 938,535
Leasehold improvements		727,570	705,909
Other		71,766	71,983
Property, Plant and Equipment, Gross		1,875,561	1,716,427
Less accumulated depreciation		1,117,814	892,325
Property and Equipment	$ 798,919	$ 757,747	$ 824,102

Property and Equipment (Details Textual) (USD $)	6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Depreciation	$ 151,031	$ 136,732	$ 299,130	$ 297,927

Intangible Assets (Details) (USD $)	Dec. 31, 2011	Dec. 31, 2010
Customer relationships	$ 4,453,912	$ 4,142,912
Less accumulated amortization	4,144,360	3,708,499
Finite-Lived Intangible Assets, Net	$ 309,552	$ 434,413

Intangible Assets (Details 1) (USD $)	Dec. 31, 2011	Dec. 31, 2010
2012	$ 175,000
2013	88,000
2014	47,000
Finite-Lived Intangible Assets, Net, before rounding	$ 309,552	$ 434,413

Note Payable - Short Term (Details) (USD $)	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Note payable - short-term	$ 0	$ 1,000,000	$ 2,000,000
Notes Payable To Wyoming Corporation [Member]
Note payable - short-term		$ 1,000,000	$ 2,000,000

Note Payable - Short Term (Details Textual)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011 Notes Payable To Wyoming Corporation [Member]	Dec. 31, 2010 Notes Payable To Wyoming Corporation [Member]
Short-term Debt, Percentage Bearing Fixed Interest Rate		12.00%	12.00%
Debt Instrument, Maturity Date	Apr 1, 2012	Apr 1, 2012	Apr 1, 2012

Notes Payable - Long Term (Details) (USD $)	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Notes Payable		$ 1,905,188	$ 1,674,518
Current portion long-term debt	558,412	695,123	769,330
Note payable - long-term	1,200,000	1,210,065	905,188
Note Payable To River City Equity [Member]
Notes Payable		1,000,000	0
Note Payable To Related Party1 [Member]
Notes Payable		449,340	770,638
Note Payable To Related Party2 [Member]
Notes Payable		440,499	711,140
Note Payable [Member]
Notes Payable		$ 15,349	$ 192,740

Notes Payable - Long Term (Details 1) (USD $)	Dec. 31, 2011
2012	$ 695,123
2013	1,210,065
Long-term Debt	$ 1,905,188

Notes Payable - Long Term (Details Textual) (USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011 Note Payable To River City Equity [Member]	Dec. 31, 2010 Note Payable To River City Equity [Member]	Dec. 31, 2011 Note Payable To Related Party1 [Member]	Dec. 31, 2010 Note Payable To Related Party1 [Member]	Dec. 31, 2011 Note Payable To Related Party2 [Member]	Dec. 31, 2010 Note Payable To Related Party2 [Member]	Dec. 31, 2011 Note Payable [Member]	Dec. 31, 2010 Note Payable [Member]
Line Of Credit Facility, Maximum Borrowing Capacity	$ 2,000,000	$ 2,000,000	$ 2,000,000
Long-term Debt, Percentage Bearing Fixed Interest, Percentage Rate		12.00%	12.00%	10.00%	10.00%	10.00%	10.00%	7.00%	7.00%
Debt Instrument, Maturity Date	Apr 1, 2012	Sep 30, 2013	Sep 30, 2013	Mar 1, 2013	Mar 1, 2013	Apr 1, 2013	Apr 1, 2013	Jan 1, 2012	Jan 1, 2012

Income Taxes (Details) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Current:
Federal					$ 549,000	$ 525,000
State					100,000	108,000
Current Income Tax Expense (Benefit)					649,000	633,000
Deferred:
Federal					197,000	100,000
State					37,000	19,000
Deferred Income Tax Expense (Benefit), Total			146,000	159,000	234,000	119,000
Income Tax Expense (Benefit)	$ 217,000	$ 161,000	$ 720,000	$ 416,000	$ 883,000	$ 752,000

Income Taxes (Details 1) (USD $)	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Deferred income tax assets:
Allowance for loan receivable		$ 380,000	$ 442,000
Other		33,000	25,000
Deferred income taxes	379,000	413,000	467,000
Deferred Tax Assets, Net	379,000	413,000	467,000
Deferred income tax liabilities:
Property and equipment		(163,000)	(194,000)
Goodwill and intangible assets		(367,000)	(156,000)
Deferred income taxes	642,000	(530,000)	(350,000)
Deferred Tax Liabilities, Net	$ 642,000	$ (530,000)	$ (350,000)

Income Taxes (Details 2) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Income tax expense using the statutory federal rate					$ 788,000	$ 714,000
State income taxes, net of federal benefit					92,000	83,000
Shares received for reimbursement of expenses					0	(33,000)
Other					3,000	(12,000)
Income tax expense	$ 217,000	$ 161,000	$ 720,000	$ 416,000	$ 883,000	$ 752,000

Shareholders' Equity (Details Textual)	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Feb. 02, 2008	Dec. 31, 2011 Series A Convertible Preferred Stock [Member]	Jun. 30, 2012 Series A Convertible Preferred Stock [Member]	Dec. 31, 2010 Series A Convertible Preferred Stock [Member]
Capital Units, Authorized		250,000,000
Common stock, shares authorized	240,000,000	240,000,000	240,000,000
Series A convertible preferred stock, cumulative dividends					10.00%	10.00%	10.00%
Series A convertible preferred stock, shares authorized					10,000,000	10,000,000	10,000,000
Preferred Stock, Redemption Terms					$3.50 per share, plus any cumulative unpaid dividends
Common Stock, Capital Shares Reserved for Future Issuance				2,000,000

Preferred Stock Dividend (Details) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Balance due, beginning of the period	$ 4,075,000	$ 1,975,000	$ 3,550,000	$ 1,450,000	$ 1,450,000	$ 1,000,000
Current, preferred dividends payable	525,000	525,000	1,050,000	1,050,000	2,100,000	2,100,000
Preferred dividends paid	0	0	0	0	0	(1,650,000)
Balance due, end of the period	$ 4,600,000	$ 2,500,000	$ 4,600,000	$ 2,500,000	$ 3,550,000	$ 1,450,000

Preferred Stock Dividend (Details Textual) (USD $)	3 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Unaccrued Related Party Transaction Amount	$ 525,000	$ 525,000	$ 525,000	$ 525,000
Subsequent Accrued Related Party Transaction Date	Jul 15, 2012	Jul 15, 2011	Jan 15, 2012	Jan 15, 2011

Other Expense (Details) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Store expenses
Bank fees	$ 75,617	$ 59,519	$ 157,237	$ 134,848	$ 273,868	$ 223,757
Collection costs	106,828	97,976	235,526	205,930	386,230	408,180
Repair and Maintenance	61,332	26,171	95,523	73,466	155,579	178,825
Supplies	98,596	42,938	186,521	77,342	248,011	167,624
Telephone	43,645	32,910	77,479	66,564	133,945	142,592
Utilities and network lines	159,487	108,017	335,659	235,441	486,355	503,703
Other	225,953	144,510	435,791	328,427	733,453	702,930
Total Store expenses	771,458	512,041	1,523,736	1,122,018	2,417,441	2,327,611
General & administrative expenses
Professional fees	61,291	41,355	147,214	164,870	235,380	452,244
Management and consulting fees	137,692	117,117	271,442	217,117	411,250	300,000
Other	75,462	66,387	159,962	132,842	368,133	274,519
Total General & administrative expenses	$ 274,445	$ 224,859	$ 578,618	$ 514,829	$ 1,014,763	$ 1,026,763

Acquisitions (Details) (USD $)	Jun. 30, 2012	Dec. 31, 2011
Cash		$ 4,000
Loans receivable		43,000
Other current assets	1,600	1,000
Property and equipment	72,500	115,000
Intangible assets	98,000	311,000
Goodwill	278,700	935,000
Other non-current assets	4,400	12,000
Total Assets Acquired	$ 455,200	$ 1,421,000

Acquisitions (Details 1) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Pro forma revenue	$ 5,963,000	$ 4,370,000	$ 13,770,000	$ 9,989,000	$ 25,996,000	$ 25,788,000
Pro forma net income	$ 358,000	$ 306,000	$ 1,194,000	$ 815,000	$ (148,100)	$ (232,400)
Pro forma net income (loss) per common share - basic and diluted (in dollars per share)	$ (0.03)	$ (0.03)	$ 0.02	$ (0.03)	$ (0.02)	$ (0.03)

Acquisitions (Details Textual) (USD $)	3 Months Ended	6 Months Ended	12 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2012	Dec. 31, 2011	Oct. 31, 2011 Payday Division [Member]	Dec. 31, 2011 Cricket Corporate [Member]	Dec. 31, 2011 Cricket Dealer [Member]	Sep. 30, 2011 Cricket Division [Member]
Number of Businesses Acquired	2	5	17		14	3
Purchase Obligation, Due in Next Twelve Months	$ 160,000	$ 160,000
Date Purchase Obligation Arose		2012-04
Business Acquisition, Purchase Price Allocation, Assets Acquired	$ 455,200	$ 455,200	$ 1,421,000	$ 48,000			$ 1,373,000

Material Definitive Agreement (Details Textual) (USD $)	6 Months Ended
Jun. 30, 2012
PC Doctors and Tecguard [Member]
Definitive Agreement Business Acquisition Purchase Price Obligation	$ 3,200,000
Business Acquisition, Contingent Consideration, Potential Cash Payment	1,550,000
Non Binding Term Sheet [Member]
Line of Credit Facility, Remaining Borrowing Capacity	3,500,000
Loan, Accrued Interest Percentage	11.00%
Loan, Commitment Fee Amount	$ 25,000
Non Binding Term Sheet Execution Date	Jun 22, 2012

Consulting Agreement (Details Textual) (USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Related Party Transaction, Amounts Of Transaction	$ 100,000	$ 57,000	$ 33,000
Related Party Transaction Date Of Agreement	Mar 7, 2012

Operating Lease Commitments (Details) (USD $)	Dec. 31, 2011
2012	$ 1,411,000
2013	899,000
2014	548,000
2015	234,000
2016 and thereafter	70,000
Operating Leases, Future Minimum Payments Due	$ 3,162,000

Operating Lease Commitments (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Operating Leases, Rent Expense, Net	$ 1,704,000	$ 1,863,000

Related Party Transactions (Details Textual) (USD $)	6 Months Ended	12 Months Ended				12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011 River City Equity Inc [Member]	Oct. 18, 2011 River City Equity Inc [Member]	Dec. 31, 2011 Mr Richard Miller [Member]	Dec. 31, 2010 Mr Richard Miller [Member]	Dec. 31, 2011 Operating Leases Extends Through October 2016 [Member]	Dec. 31, 2011 Operating Leases Extends Through June 2015 [Member]	Dec. 31, 2011 Four Year Operating Leases Beginning August 31 2011 [Member]
Operating Leases Monthly Rental Payments								$ 1,680	$ 1,200	$ 6,000
Notes Payable, Related Parties, Noncurrent					2,000,000
Debt Instrument, Interest Rate During Period				12.00%
Debt Instrument, Maturity Date	Apr 1, 2012			Sep 30, 2013
Related Party Transaction, Amounts Of Transaction	100,000	57,000	33,000			100,000	75,000
Interest Expense, Related Party		$ 139,000	$ 176,000
Equity Method Investment, Ownership Percentage			10.00%

Stock Purchase and Sale (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2011 Series A Convertible Preferred Stock [Member]	Jun. 30, 2012 Series A Convertible Preferred Stock [Member]	Dec. 31, 2010 Series A Convertible Preferred Stock [Member]
Third Party Exchange Of Controlling Interest Transaction Amount	$ 4,770,000
Series A convertible preferred stock, shares outstanding		10,000,000	10,000,000	10,000,000
Preferred Stock, Conversion Basis		Since the 10,000,000 shares of Series A Convertible Preferred Stock vote on an as-converted basis (presently one-for-one) with shares of the Company's common stock.
Preferred Stock, Voting Rights		The purchase and sale transaction effects a change in the voting control of the Company, with WCR, LLC possessing approximately 61.8% of the voting power of the Company's shares.
Date Of Third Party Exchange Of Controlling Interest	Feb 23, 2010
Voting Power Of Companys Shares		61.80%

Employment Agreement /Management Bonus Pool (Details Textual) (Deferred Bonus [Member], USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Deferred Bonus [Member]
Adjusted EBITDA Target Bonus Calculation	$ 4,000,000	$ 4,000,000
Deferred Compensation Arrangement with Individual, Description	The performance-based bonus provisions permit management to receive annual bonus payments in cash based on adjusted EBITDA and other targets established by the Board of Directors annually. The Employment Agreement sets the 2011 and 2010 adjusted EBITDA target at $4 million. If the Company's actual adjusted EBITDA performance for a particular annual period ranges from 85-100% of the established adjusted EBITDA target, the cash bonus pool will be 7.5% of adjusted EBITDA. If the Company's actual EBITDA performance for a particular annual period exceeds 100% of the established adjusted EBITDA target, 15% of adjusted EBITDA over the established target will be added to the cash bonus pool. The cash bonus pool for 2010 is limited to 75% of the calculated annual amount due to the mid-year implementation of the agreement. The Board approved modifications to the threshold calculations for 2011 by modifying them to exclude from the capital expenditures and working capital requirement calculations the Cricket store acquisition transactions and related long-term debt. The bonus pool for 2011 is approximately $334,000. Certain targets were not achieved for 2010 due to transactions approved by the Board. The Board did, however, approve a bonus pool for management of approximately $215,000 for 2010, the amount that would have been earned under this plan had all the targets been achieved.
Accrued Bonuses, Current	$ 334,000	$ 215,000
Minimum Percentage Of Targeted EBITDA		75.00%

Management and Advisory Agreement (Details Textual) (Blackstreet Capital Management, LLC [Member], USD $)	0 Months Ended	12 Months Ended
	Jun. 21, 2012	Dec. 31, 2011	Dec. 31, 2010
Blackstreet Capital Management, LLC [Member]
Management Fee Payable, Description	The amended and restated agreement increases the management fee payable to Blackstreet to the greater of (i) $330,750 per year (subject to annual increases of five percent) or (ii) five percent of Western Capital''s EBITDA.	The annual fees for this contract will be the greater of 5% of EBITDA or $300,000 (increased by 5% annually effective April 1, 2011).
Other Fee Payable, Description	The amended and restated agreement also requires the Company to pay Blackstreet a fee in an amount equal to two percent of the gross proceeds of any debt or equity financing, and a fee in an amount equal to $400,000 (plus a $60,000 increase in the management fee payable under the agreement) upon the closing of an acquisition in consideration for Blackstreet''s referral to the Company of such acquisition opportunity and assistance in the performance of due diligence services relating thereto.
Termination Fee Trigger	50.00%
Management and Advisory Fees		$ 311,250	$ 225,000

Rights Offering (Details Textual) (USD $) In Millions, unless otherwise specified	3 Months Ended
Jun. 30, 2012
Non-Transferable Subscription Rights, Gross Proceeds From Sale Of Common Stock	$ 4.5

Common Stock Repurchases (Details Textual) (USD $)	6 Months Ended
Jun. 30, 2012
Stock Repurchased and Retired During Period, Shares	2,048,227
Stock Repurchased and Retired During Period Cost Per Share	$ 0.15
Stock Repurchased and Retired During Period, Value	$ 307,234

Special Committee of the Board of Directors (Details Textual) (Mr Ellery Roberts Special Committee Of Board [Member], USD $)	12 Months Ended
Dec. 31, 2011
June2011 Through November2011 [Member]
Monthly Compensation For Officers	$ 13,000
December2011 Through November2012 [Member]
Monthly Compensation For Officers	$ 10,000

Subsequent Events (Details Textual) (USD $)	12 Months Ended
Dec. 31, 2011
Tx Store Acquisition [Member]
Business Acquisition, Cost of Acquired Entity, Cash Paid	$ 350,000
Common Stock Repurchase [Member]
Stock Repurchased During Period, Shares	2,048,227
Common Stock, Par or Stated Value Per Share	$ 0.15
Stock Repurchased During Period, Value	307,234
Related Party Consulting Agreement [Member] | Mr Richard Miller [Member]
Annual Payment Of Fees Under Consulting Agreement	$ 100,000